UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-0.16%	11.87%	8.28%
Class T (incl. 3.50% sales charge)	1.96%	12.16%	8.31%
Class B (incl. contingent deferred sales charge) A	0.59%	12.06%	8.34%
Class C (incl. contingent deferred sales charge) B	4.20%	12.37%	8.11%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class A on December 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near an all-time high for the 12 months ending December 31, 2014, supported by low interest rates and strong corporate profits. The large-cap S&P 500® Index returned 13.69%, achieving a double-digit gain for the third consecutive year. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 14.75%, while the small-cap Russell 2000® Index returned a relatively lackluster 4.89% amid growth and valuation worries. Utilities (+29%) ended the year as the top-performing sector in the S&P 500®, lifted by fourth-quarter demand for U.S.-focused, dividend-paying stocks. Health care (+25%), a much larger index component, also gained strongly, as did information technology (+20%) and consumer staples (+16%). Conversely, energy (-8%) was by far the biggest laggard, reflecting a sharp drop in crude prices beginning in June, attributed to weaker demand and a U.S. supply boom driven by shale drilling. Volatility was tame for much of the period, although it spiked to a three-year high in October amid growth concerns, Ebola fears, and unrest in Syria, Iraq and Ukraine. Yet stocks still gained for the fourth quarter, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate.

Comments from Thomas Allen, Portfolio Manager of Fidelity Advisor® Mid Cap II Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 5.93%, 5.66%, 5.04% and 5.09%, respectively (excluding sales charges), trailing the 9.77% gain of the S&P MidCap 400® Index. Versus the index, underweighting defensive, yield-sensitive segments of the market such as real estate investment trusts (REITs) and utilities detracted, as did stock selection in financials, materials and consumer discretionary. Two of the biggest relative detractors were energy stocks Halliburton and Whiting Petroleum. Halliburton, which I bought in June, and Whiting, which I sold, lost ground as oil prices continued their unrelenting sell-off. Performance also suffered due to a stake in Constellium, a Dutch aluminum producer, as well as my decision to sell strong-performing chipmaker Skyworks Solutions. Conversely, stock picking in information technology was a noteworthy positive, led by video game maker Electronic Arts, the fund's largest relative contributor. Netherlands-based NXP Semiconductors also bolstered performance, as did two air carriers: Spirit Airlines and Southwest Airlines. None of the stocks I've mentioned in this report were part of the index, except for Skyworks Solutions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	1.06%
Actual		$ 1,000.00	$ 1,009.30	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.30%
Actual		$ 1,000.00	$ 1,008.00	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class B	1.89%
Actual		$ 1,000.00	$ 1,004.90	$ 9.55
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 1,005.40	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,010.00	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class Z	.64%
Actual		$ 1,000.00	$ 1,010.90	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Spirit Airlines, Inc.	1.3	1.0
Global Payments, Inc.	1.2	0.8
Cardinal Health, Inc.	1.2	0.5
Textron, Inc.	1.2	0.8
NXP Semiconductors NV	1.1	1.1
FedEx Corp.	1.1	0.7
Fidelity National Information Services, Inc.	1.0	0.9
Steris Corp.	1.0	0.4
CBRE Group, Inc.	1.0	0.8
Wyndham Worldwide Corp.	1.0	0.6
	11.1
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.0	25.7
Industrials	17.2	19.8
Consumer Discretionary	16.6	14.4
Financials	15.5	10.0
Health Care	13.3	10.9
Asset Allocation (% of fund's net assets)
As of December 31, 2014*		As of June 30, 2014**
	Stocks 99.9%		Stocks 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	11.7%	** Foreign investments	12.7%

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.2%
Delphi Automotive PLC	75,396	$ 5,482,797
Gentex Corp.	408,257	14,750,325
Johnson Controls, Inc.	72,100	3,485,314
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	75,690
Tenneco, Inc. (a)	75,508	4,274,508
Visteon Corp. (a)	76,746	8,201,078
		36,269,712
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	194,185	11,396,718
DineEquity, Inc.	147,900	15,328,356
Jubilant Foodworks Ltd. (a)	26,477	575,807
Las Vegas Sands Corp.	144,279	8,391,267
Texas Roadhouse, Inc. Class A	401,400	13,551,264
The Cheesecake Factory, Inc.	40,300	2,027,493
Wyndham Worldwide Corp.	350,578	30,065,569
		81,336,474
Household Durables - 3.3%
Harman International Industries, Inc.	46,601	4,972,793
Jarden Corp. (a)	490,900	23,504,292
Lennar Corp. Class A	507,900	22,758,999
NVR, Inc. (a)	17,070	21,769,883
PulteGroup, Inc.	838,900	18,002,794
Whirlpool Corp.	53,695	10,402,869
		101,411,630
Leisure Products - 1.1%
Brunswick Corp.	169,300	8,678,318
Polaris Industries, Inc.	162,708	24,607,958
		33,286,276
Media - 0.9%
Interpublic Group of Companies, Inc.	738,494	15,338,520
Naspers Ltd. Class N	21,200	2,776,732
Time Warner Cable, Inc.	57,700	8,773,862
		26,889,114
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	384,700	27,075,186
Specialty Retail - 2.7%
AutoZone, Inc. (a)	12,700	7,862,697
Dick's Sporting Goods, Inc.	177,700	8,822,805
Foot Locker, Inc.	267,433	15,024,386
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GNC Holdings, Inc.	173,200	$ 8,133,472
L Brands, Inc.	43,900	3,799,545
Signet Jewelers Ltd.	125,022	16,449,145
TJX Companies, Inc.	197,200	13,523,976
Urban Outfitters, Inc. (a)	141,000	4,953,330
Williams-Sonoma, Inc.	53,700	4,064,016
		82,633,372
Textiles, Apparel & Luxury Goods - 3.8%
Deckers Outdoor Corp. (a)	209,400	19,063,776
G-III Apparel Group Ltd. (a)	295,615	29,860,071
Hanesbrands, Inc.	255,100	28,474,262
Page Industries Ltd.	7,027	1,306,770
PVH Corp.	106,700	13,675,739
Ralph Lauren Corp.	87,400	16,182,984
VF Corp.	72,424	5,424,558
		113,988,160
TOTAL CONSUMER DISCRETIONARY		502,889,924
CONSUMER STAPLES - 3.4%
Beverages - 0.7%
C&C Group PLC	486,661	2,131,761
Dr. Pepper Snapple Group, Inc.	267,403	19,167,447
		21,299,208
Food & Staples Retailing - 1.4%
CVS Health Corp.	232,190	22,362,219
Kroger Co.	283,600	18,209,956
		40,572,175
Food Products - 1.3%
Archer Daniels Midland Co.	181,267	9,425,884
Britannia Industries Ltd. (a)	5,440	158,154
Bunge Ltd.	209,330	19,030,190
Ingredion, Inc.	43,249	3,669,245
Keurig Green Mountain, Inc.	60,499	8,009,765
		40,293,238
TOTAL CONSUMER STAPLES		102,164,621
Common Stocks - continued
	Shares	Value
ENERGY - 3.5%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	91,800	$ 5,147,226
Dril-Quip, Inc. (a)	158,000	12,123,340
Halliburton Co.	269,900	10,615,167
Oceaneering International, Inc.	200,500	11,791,405
		39,677,138
Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.	123,368	7,731,473
Chesapeake Energy Corp.	285,000	5,577,450
Cimarex Energy Co.	112,447	11,919,382
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	0
Energen Corp.	18,661	1,189,825
EOG Resources, Inc.	41,100	3,784,077
GasLog Ltd.	106,100	2,159,135
Newfield Exploration Co. (a)	233,900	6,343,368
Phillips 66 Co.	80,260	5,754,642
Suncor Energy, Inc.	596,800	18,955,002
Teekay Tankers Ltd.	28,900	146,234
Western Refining, Inc.	50,200	1,896,556
		65,457,144
TOTAL ENERGY		105,134,282
FINANCIALS - 15.4%
Banks - 3.1%
Boston Private Financial Holdings, Inc.	595,167	8,016,899
CIT Group, Inc.	15,900	760,497
Comerica, Inc.	143,540	6,723,414
Commerce Bancshares, Inc.	226,905	9,868,098
First Citizen Bancshares, Inc.	15,200	3,842,408
First Commonwealth Financial Corp.	535,800	4,940,076
First Republic Bank	14,500	755,740
Huntington Bancshares, Inc.	1,549,957	16,305,548
Investors Bancorp, Inc.	714,500	8,020,263
Lakeland Financial Corp.	175,286	7,619,682
M&T Bank Corp. (d)	29,400	3,693,228
PacWest Bancorp	42,455	1,930,004
Prosperity Bancshares, Inc.	13,800	763,968
Regions Financial Corp.	69,200	730,752
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	302,115	$ 12,658,619
UMB Financial Corp.	124,700	7,094,183
		93,723,379
Capital Markets - 3.1%
Ameriprise Financial, Inc.	187,987	24,861,281
E*TRADE Financial Corp. (a)	61,000	1,479,555
Invesco Ltd.	423,400	16,732,768
Lazard Ltd. Class A	319,668	15,992,990
Raymond James Financial, Inc.	239,224	13,705,143
The Blackstone Group LP	450,619	15,244,441
Virtus Investment Partners, Inc.	40,200	6,853,698
		94,869,876
Consumer Finance - 1.4%
American Express Co.	90,015	8,374,996
Capital One Financial Corp.	89,100	7,355,205
SLM Corp.	2,201,600	22,434,304
Springleaf Holdings, Inc. (a)	103,600	3,747,212
		41,911,717
Diversified Financial Services - 1.0%
CRISIL Ltd.	29,849	900,644
McGraw Hill Financial, Inc.	273,571	24,342,348
Moody's Corp.	56,800	5,442,008
		30,685,000
Insurance - 3.9%
AFLAC, Inc.	246,200	15,040,358
Bajaj Finserv Ltd. (a)	20,242	418,442
Fidelity & Guaranty Life	94,322	2,289,195
First American Financial Corp.	380,600	12,902,340
Hilltop Holdings, Inc. (a)	26,096	520,615
Hiscox Ltd.	675,700	7,587,917
Marsh & McLennan Companies, Inc.	427,415	24,465,235
Primerica, Inc.	186,758	10,133,489
Principal Financial Group, Inc.	372,100	19,326,874
Reinsurance Group of America, Inc.	219,091	19,196,753
The Chubb Corp.	61,300	6,342,711
		118,223,929
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	115,861	2,247,703
American Realty Capital Properties, Inc.	220,500	1,995,525
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	37,600	$ 2,492,880
Mid-America Apartment Communities, Inc.	40,996	3,061,581
SL Green Realty Corp.	2,800	333,256
		10,130,945
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	879,691	30,129,417
Howard Hughes Corp. (a)	31,300	4,082,146
Jones Lang LaSalle, Inc.	191,831	28,761,222
		62,972,785
Thrifts & Mortgage Finance - 0.5%
Beneficial Mutual Bancorp, Inc. (a)	160,500	1,969,335
Housing Development Finance Corp. Ltd.	119,860	2,152,356
Ladder Capital Corp. Class A	483,342	9,478,337
		13,600,028
TOTAL FINANCIALS		466,117,659
HEALTH CARE - 13.3%
Biotechnology - 0.2%
United Therapeutics Corp. (a)	40,800	5,283,192
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	1,605,410	21,271,683
DENTSPLY International, Inc.	300,400	16,002,308
Hologic, Inc. (a)	723,400	19,343,716
Steris Corp.	470,000	30,479,500
Zimmer Holdings, Inc.	163,200	18,510,144
		105,607,351
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	438,255	35,380,326
Catamaran Corp. (a)	115,700	5,987,161
Community Health Systems, Inc. (a)	202,200	10,902,624
DaVita HealthCare Partners, Inc. (a)	282,400	21,388,976
HCA Holdings, Inc. (a)	287,655	21,111,000
McKesson Corp.	142,106	29,498,363
Molina Healthcare, Inc. (a)	47,600	2,548,028
Omnicare, Inc.	355,916	25,956,954
		152,773,432
Health Care Technology - 0.6%
MedAssets, Inc. (a)	859,528	16,984,273
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	240,895	$ 9,862,241
Bruker Corp. (a)	194,500	3,816,090
Thermo Fisher Scientific, Inc.	200,430	25,111,875
		38,790,206
Pharmaceuticals - 2.7%
Actavis PLC (a)	83,394	21,466,450
Cadila Healthcare Ltd. (a)	1	13
Jazz Pharmaceuticals PLC (a)	130,666	21,393,944
Mallinckrodt PLC (a)	163,921	16,233,097
Salix Pharmaceuticals Ltd. (a)	16,085	1,848,810
Teva Pharmaceutical Industries Ltd. sponsored ADR	377,982	21,737,745
		82,680,059
TOTAL HEALTH CARE		402,118,513
INDUSTRIALS - 17.2%
Aerospace & Defense - 2.6%
Curtiss-Wright Corp.	327,478	23,116,672
Esterline Technologies Corp. (a)	86,944	9,536,018
Huntington Ingalls Industries, Inc.	79,000	8,884,340
Textron, Inc.	835,663	35,189,769
		76,726,799
Air Freight & Logistics - 1.1%
FedEx Corp.	190,746	33,124,950
Airlines - 1.8%
Allegiant Travel Co.	12,800	1,924,224
Southwest Airlines Co.	316,762	13,405,368
Spirit Airlines, Inc. (a)	518,345	39,176,508
		54,506,100
Building Products - 0.3%
A.O. Smith Corp.	70,700	3,988,187
Apogee Enterprises, Inc.	49,122	2,081,299
Lennox International, Inc.	41,989	3,991,894
		10,061,380
Commercial Services & Supplies - 0.7%
G&K Services, Inc. Class A	66,800	4,732,780
Herman Miller, Inc.	100,000	2,943,000
HNI Corp.	71,280	3,639,557
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	115,992	$ 4,019,123
Republic Services, Inc.	141,552	5,697,468
		21,031,928
Construction & Engineering - 1.4%
EMCOR Group, Inc.	375,021	16,684,684
Granite Construction, Inc.	16,420	624,288
Jacobs Engineering Group, Inc. (a)	328,076	14,661,716
Quanta Services, Inc. (a)	369,251	10,483,036
		42,453,724
Electrical Equipment - 0.6%
AMETEK, Inc.	62,700	3,299,901
Generac Holdings, Inc. (a)(d)	337,900	15,800,204
		19,100,105
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	89,856	14,048,986
Machinery - 4.9%
AGCO Corp.	249,200	11,263,840
Caterpillar, Inc.	143,563	13,140,321
Cummins, Inc.	112,757	16,256,177
Deere & Co.	84,300	7,458,021
IDEX Corp.	5,954	463,459
Illinois Tool Works, Inc.	171,393	16,230,917
Ingersoll-Rand PLC	145,172	9,202,453
ITT Corp.	107,415	4,346,011
Manitowoc Co., Inc.	297,643	6,577,910
Mueller Industries, Inc.	219,740	7,501,924
Rexnord Corp. (a)	89,595	2,527,475
Snap-On, Inc.	196,500	26,869,410
Stanley Black & Decker, Inc.	20,000	1,921,600
Valmont Industries, Inc.	53,123	6,746,621
WABCO Holdings, Inc. (a)	28,200	2,954,796
Wabtec Corp.	39,440	3,426,942
Woodward, Inc.	246,941	12,156,905
		149,044,782
Professional Services - 0.8%
Corporate Executive Board Co.	64,600	4,685,438
Dun & Bradstreet Corp.	158,484	19,170,225
		23,855,663
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.1%
ArcBest Corp.	173,500	$ 8,045,195
Con-way, Inc.	528,062	25,970,089
CSX Corp.	224,600	8,137,258
J.B. Hunt Transport Services, Inc.	13,500	1,137,375
Norfolk Southern Corp.	22,400	2,455,264
Saia, Inc. (a)	296,024	16,387,889
Swift Transporation Co. (a)	78,100	2,236,003
		64,369,073
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	169,788	5,825,426
GATX Corp.	58,436	3,362,407
Misumi Group, Inc.	69,100	2,278,586
MRC Global, Inc. (a)	49,600	751,440
		12,217,859
TOTAL INDUSTRIALS		520,541,349
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 1.8%
Aruba Networks, Inc. (a)	153,400	2,788,812
Brocade Communications Systems, Inc.	293,845	3,479,125
CommScope Holding Co., Inc. (a)	567,391	12,953,537
F5 Networks, Inc. (a)	198,055	25,839,246
Juniper Networks, Inc.	119,205	2,660,656
Nokia Corp. sponsored ADR	772,300	6,070,278
		53,791,654
Electronic Equipment & Components - 3.3%
Arrow Electronics, Inc. (a)	233,723	13,530,224
Avnet, Inc.	295,037	12,692,492
CDW Corp.	672,051	23,636,034
Ingram Micro, Inc. Class A (a)	98,900	2,733,596
Jabil Circuit, Inc.	101,500	2,215,745
Keysight Technologies, Inc. (a)	124,047	4,189,067
Methode Electronics, Inc. Class A	255,000	9,310,050
TE Connectivity Ltd.	294,330	18,616,373
Trimble Navigation Ltd. (a)	516,000	13,694,640
		100,618,221
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Google, Inc. Class C (a)	21,914	$ 11,535,530
Tencent Holdings Ltd.	185,600	2,685,434
		14,220,964
IT Services - 8.3%
Alliance Data Systems Corp. (a)	83,405	23,858,000
Blackhawk Network Holdings, Inc. (a)	87,650	3,303,529
Broadridge Financial Solutions, Inc.	114,254	5,276,250
Computer Sciences Corp.	13,185	831,314
Euronet Worldwide, Inc. (a)	428,791	23,540,626
EVERTEC, Inc.	342,056	7,569,699
Fidelity National Information Services, Inc.	510,643	31,761,995
Fiserv, Inc. (a)	354,394	25,151,342
FleetCor Technologies, Inc. (a)	131,664	19,579,753
Genpact Ltd. (a)	978,343	18,520,033
Global Payments, Inc.	442,171	35,696,465
Maximus, Inc.	145,300	7,968,252
Total System Services, Inc.	767,947	26,079,480
Visa, Inc. Class A	34,000	8,914,800
Xerox Corp.	1,048,615	14,533,804
		252,585,342
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	265,700	9,814,958
Atmel Corp. (a)	2,064,800	17,333,996
Broadcom Corp. Class A	435,700	18,878,881
Cypress Semiconductor Corp. (d)	339,700	4,850,916
Fairchild Semiconductor International, Inc. (a)	33,211	560,602
Freescale Semiconductor, Inc. (a)(d)	1,120,312	28,265,472
Intersil Corp. Class A	247,984	3,588,328
Microchip Technology, Inc. (d)	82,952	3,741,965
NVIDIA Corp.	719,843	14,432,852
NXP Semiconductors NV (a)	446,228	34,091,819
PMC-Sierra, Inc. (a)	2,386,017	21,855,916
RF Micro Devices, Inc. (a)	1,109,000	18,398,310
Semtech Corp. (a)	288,205	7,945,812
Xilinx, Inc.	85,600	3,705,624
		187,465,451
Software - 3.8%
Activision Blizzard, Inc.	470,840	9,487,426
Cadence Design Systems, Inc. (a)	1,126,800	21,375,396
Electronic Arts, Inc. (a)	558,110	26,239,542
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	70,006	$ 6,453,853
Parametric Technology Corp. (a)	315,473	11,562,085
Rovi Corp. (a)	153,090	3,458,303
Synopsys, Inc. (a)	345,100	15,001,497
TiVo, Inc. (a)	463,600	5,489,024
Verint Systems, Inc. (a)	256,409	14,943,517
		114,010,643
Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	511,067	15,199,133
Super Micro Computer, Inc. (a)	537,956	18,763,905
		33,963,038
TOTAL INFORMATION TECHNOLOGY		756,655,313
MATERIALS - 4.4%
Chemicals - 3.1%
Albemarle Corp. U.S. (d)	182,742	10,988,276
Ashland, Inc.	34,157	4,090,642
Cabot Corp.	88,523	3,882,619
Cytec Industries, Inc.	471,906	21,787,900
Eastman Chemical Co.	185,600	14,079,616
Ferro Corp. (a)	562,004	7,283,572
Methanex Corp.	86,900	3,991,955
PolyOne Corp.	320,557	12,152,316
Potash Corp. of Saskatchewan, Inc.	206,600	7,303,376
Praxair, Inc.	70,500	9,133,980
		94,694,252
Containers & Packaging - 0.1%
Aptargroup, Inc.	64,700	4,324,548
Metals & Mining - 0.8%
B2Gold Corp. (a)	2,359,500	3,858,711
Carpenter Technology Corp.	124,400	6,126,700
Constellium NV (a)	477,767	7,849,712
New Gold, Inc. (a)	862,800	3,698,351
TimkenSteel Corp.	40,400	1,496,012
		23,029,486
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	282,793	$ 10,505,760
TOTAL MATERIALS		132,554,046
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	115,292	5,393,360
UTILITIES - 0.8%
Electric Utilities - 0.6%
Exelon Corp.	331,600	12,295,728
OGE Energy Corp.	100,017	3,548,603
		15,844,331
Independent Power Producers & Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	112,808	3,423,723
Multi-Utilities - 0.1%
CMS Energy Corp.	53,227	1,849,638
NiSource, Inc.	43,554	1,847,561
		3,697,199
TOTAL UTILITIES		22,965,253
TOTAL COMMON STOCKS (Cost $2,507,020,967)		3,016,534,320
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	3,717,733
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	3,355,920	$ 3,355,920
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	28,851,830	28,851,830
TOTAL MONEY MARKET FUNDS (Cost $32,207,750)		32,207,750
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,542,111,664)		3,052,459,803
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(28,889,266)
NET ASSETS - 100%		$ 3,023,570,537
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,631
Fidelity Securities Lending Cash Central Fund	185,434
Total	$ 205,065
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 502,889,924	$ 500,931,657	$ 1,958,267	$ -
Consumer Staples	102,164,621	102,006,467	158,154	-
Energy	105,134,282	105,134,282	-	-
Financials	469,835,392	466,363,950	3,471,442	-
Health Care	402,118,513	402,118,500	13	-
Industrials	520,541,349	518,262,763	2,278,586	-
Information Technology	756,655,313	753,969,879	2,685,434	-
Materials	132,554,046	132,554,046	-	-
Telecommunication Services	5,393,360	5,393,360	-	-
Utilities	22,965,253	22,965,253	-	-
Money Market Funds	32,207,750	32,207,750	-	-
Total Investments in Securities:	$ 3,052,459,803	$ 3,041,907,907	$ 10,551,896	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.3%
Bermuda	4.2%
Ireland	2.3%
Canada	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value (including securities loaned of $27,808,748) - See accompanying schedule: Unaffiliated issuers (cost $2,509,903,914)	$ 3,020,252,053
Fidelity Central Funds (cost $32,207,750)	32,207,750
Total Investments (cost $2,542,111,664)		$ 3,052,459,803
Cash		225,525
Receivable for investments sold		10,594,386
Receivable for fund shares sold		2,461,136
Dividends receivable		1,846,458
Distributions receivable from Fidelity Central Funds		8,977
Prepaid expenses		6,289
Other receivables		54,682
Total assets		3,067,657,256

Liabilities
Payable for investments purchased	$ 8,843,158
Payable for fund shares redeemed	3,749,300
Accrued management fee	1,374,721
Distribution and service plan fees payable	622,631
Other affiliated payables	576,962
Other payables and accrued expenses	68,117
Collateral on securities loaned, at value	28,851,830
Total liabilities		44,086,719

Net Assets		$ 3,023,570,537
Net Assets consist of:
Paid in capital		$ 2,534,643,481
Accumulated net investment loss		(38,431)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,380,990)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		510,346,477
Net Assets		$ 3,023,570,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($944,824,113 ÷ 50,177,399 shares)	$ 18.83

Maximum offering price per share (100/94.25 of $18.83)	$ 19.98
Class T: Net Asset Value and redemption price per share ($429,511,708 ÷ 23,217,972 shares)	$ 18.50

Maximum offering price per share (100/96.50 of $18.50)	$ 19.17
Class B: Net Asset Value and offering price per share ($23,440,188 ÷ 1,344,006 shares)A	$ 17.44

Class C: Net Asset Value and offering price per share ($277,963,195 ÷ 15,948,459 shares)A	$ 17.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,324,446,965 ÷ 68,726,010 shares)	$ 19.27

Class Z: Net Asset Value, offering price and redemption price per share ($23,384,368 ÷ 1,213,279 shares)	$ 19.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2014

Investment Income
Dividends		$ 29,787,115
Income from Fidelity Central Funds		205,065
Total income		29,992,180

Expenses
Management fee	$ 16,967,354
Transfer agent fees	7,303,332
Distribution and service plan fees	7,897,836
Accounting and security lending fees	914,986
Custodian fees and expenses	170,573
Independent trustees' compensation	12,718
Registration fees	157,781
Audit	80,872
Legal	8,620
Interest	5,052
Miscellaneous	23,374
Total expenses before reductions	33,542,498
Expense reductions	(262,421)	33,280,077
Net investment income (loss)		(3,287,897)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	445,819,792
Foreign currency transactions	(41,351)
Total net realized gain (loss)		445,778,441
Change in net unrealized appreciation (depreciation) on: Investment securities	(267,124,567)
Assets and liabilities in foreign currencies	(1,829)
Total change in net unrealized appreciation (depreciation)		(267,126,396)
Net gain (loss)		178,652,045
Net increase (decrease) in net assets resulting from operations		$ 175,364,148

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,287,897)	$ 1,120,352
Net realized gain (loss)	445,778,441	438,652,251
Change in net unrealized appreciation (depreciation)	(267,126,396)	436,419,675
Net increase (decrease) in net assets resulting from operations	175,364,148	876,192,278
Distributions to shareholders from net investment income	-	(1,289,944)
Distributions to shareholders from net realized gain	(436,123,277)	(369,932,739)
Total distributions	(436,123,277)	(371,222,683)
Share transactions - net increase (decrease)	68,144,327	148,580,983
Total increase (decrease) in net assets	(192,614,802)	653,550,578

Net Assets
Beginning of period	3,216,185,339	2,562,634,761
End of period (including accumulated net investment loss of $38,431 and accumulated net investment loss of $38,431, respectively)	$ 3,023,570,537	$ 3,216,185,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Income from Investment Operations
Net investment income (loss) C	(.02)	.01	.07	(.05)	(.02)
Net realized and unrealized gain (loss)	1.13	5.99	2.22	(1.83)	3.78
Total from investment operations	1.11	6.00	2.29	(1.88)	3.76
Distributions from net realized gain	(3.06)	(2.65)	(.88)	-	(.03)
Net asset value, end of period	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90
Total ReturnA, B	5.93%	35.43%	14.41%	(10.50)%	26.56%
Ratios to Average Net Assets D, F
Expenses before reductions	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of fee waivers, if any	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of all reductions	1.06%	1.09%	1.13%	1.15%	1.15%
Net investment income (loss)	(.09)%	.06%	.38%	(.27)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 944,824	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Income from Investment Operations
Net investment income (loss) C	(.07)	(.03)	.03	(.08)	(.05)
Net realized and unrealized gain (loss)	1.11	5.92	2.20	(1.83)	3.76
Total from investment operations	1.04	5.89	2.23	(1.91)	3.71
Distributions from net realized gain	(3.06)	(2.60)	(.88)	-	(.03)
Net asset value, end of period	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79
Total ReturnA, B	5.66%	35.23%	14.16%	(10.74)%	26.31%
Ratios to Average Net Assets D, F
Expenses before reductions	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.29%	1.31%	1.33%	1.34%	1.37%
Net investment income (loss)	(.32)%	(.16)%	.18%	(.46)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 429,512	$ 461,205	$ 388,598	$ 420,604	$ 523,899
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Income from Investment Operations
Net investment income (loss) C	(.18)	(.14)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	1.05	5.67	2.12	(1.77)	3.66
Total from investment operations	.87	5.53	2.06	(1.94)	3.53
Distributions from net realized gain	(3.06)	(2.45)	(.88)	-	(.03)
Net asset value, end of period	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31
Total ReturnA, B	5.04%	34.42%	13.52%	(11.21)%	25.58%
Ratios to Average Net Assets D, F
Expenses before reductions	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of fee waivers, if any	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of all reductions	1.89%	1.89%	1.88%	1.90%	1.91%
Net investment income (loss)	(.92)%	(.74)%	(.38)%	(1.02)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,440	$ 35,770	$ 43,996	$ 57,534	$ 83,330
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Income from Investment Operations
Net investment income (loss) C	(.16)	(.13)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	1.04	5.67	2.13	(1.76)	3.67
Total from investment operations	.88	5.54	2.07	(1.93)	3.54
Distributions from net realized gain	(3.06)	(2.51)	(.88)	-	(.03)
Net asset value, end of period	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32
Total ReturnA, B	5.09%	34.47%	13.57%	(11.14)%	25.65%
Ratios to Average Net Assets D, F
Expenses before reductions	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of fee waivers, if any	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of all reductions	1.82%	1.84%	1.86%	1.86%	1.88%
Net investment income (loss)	(.85)%	(.69)%	(.35)%	(.98)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,963	$ 301,398	$ 233,542	$ 258,215	$ 299,688
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Income from Investment Operations
Net investment income (loss) B	.03	.06	.11	- F	.02
Net realized and unrealized gain (loss)	1.14	6.09	2.26	(1.87)	3.82
Total from investment operations	1.17	6.15	2.37	(1.87)	3.84
Distributions from net investment income	-	(.02)	(.04)	-	-
Distributions from net realized gain	(3.06)	(2.67)	(.88)	-	(.03)
Total distributions	(3.06)	(2.69)	(.92)	-	(.03)
Net asset value, end of period	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12
Total ReturnA	6.11%	35.81%	14.67%	(10.32)%	26.86%
Ratios to Average Net Assets C, E
Expenses before reductions	.85%	.89%	.90%	.90%	.90%
Expenses net of fee waivers, if any	.85%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.85%	.88%	.88%	.89%	.90%
Net investment income (loss)	.13%	.28%	.63%	(.02)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,324,447	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940
Portfolio turnover rateD	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Years ended December 31,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.07	.04
Net realized and unrealized gain (loss)	1.15	2.26
Total from investment operations	1.22	2.30
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(3.06)	(2.44)
Total distributions	(3.06)	(2.52)
Net asset value, end of period	$ 19.27	$ 21.11
Total ReturnB, C	6.36%	11.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%	.65%A
Expenses net of fee waivers, if any	.64%	.65%A
Expenses net of all reductions	.63%	.64%A
Net investment income (loss)	.34%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,384	$ 12,172
Portfolio turnover rateF	144%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 567,424,053
Gross unrealized depreciation	(66,562,381)
Net unrealized appreciation (depreciation) on securities	$ 500,861,672

Tax Cost	$ 2,551,598,131

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ 500,860,010

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (3,404,268)

The Fund acquired $3,404,268 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The Fund intends to elect to defer to its next fiscal year $8,490,256 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Ordinary Income	$ 10,986,536	$ 43,111,988
Long-term Capital Gains	425,136,741	328,110,695
Total	$ 436,123,277	$ 371,222,683

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,416,398,616 and $4,771,572,731, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,491,751	$ 19,178
Class T	.25%	.25%	2,207,200	174
Class B	.75%	.25%	291,311	218,762
Class C	.75%	.25%	2,907,574	215,431
			$ 7,897,836	$ 453,545

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 164,814
Class T	25,778
Class B*	15,608
Class C*	10,913
$ 217,113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 2,219,141.22
Class T	911,415.21
Class B	87,431.30
Class C	677,746.23
Institutional Class	3,399,659.26
Class Z	7,940.05
	$ 7,303,332

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,047 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,440,927.33%		$ 5,052

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,044 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $185,434, including $15,416 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $262,408 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013 A
From net investment income
Institutional Class	$ -	$ 1,249,112
Class Z	-	40,832
Total	$ -	$ 1,289,944

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9. Distributions to Shareholders - continued

Years ended December 31,	2014	2013 A
From net realized gain
Class A	$ 137,322,056	$ 125,442,051
Class T	62,445,073	52,991,988
Class B	3,852,399	4,308,484
Class C	43,029,289	34,687,156
Institutional Class	186,411,319	151,259,727
Class Z	3,063,141	1,243,333
Total	$ 436,123,277	$ 369,932,739

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013 A	2014	2013 A
Class A
Shares sold	5,220,254	7,210,037	$ 107,688,537	$ 143,776,708
Reinvestment of distributions	7,296,468	6,013,583	134,255,373	118,265,815
Shares redeemed	(14,276,131)	(14,639,553)	(294,576,344)	(290,306,598)
Net increase (decrease)	(1,759,409)	(1,415,933)	$ (52,632,434)	$ (28,264,075)
Class T
Shares sold	3,124,595	3,421,868	$ 62,967,838	$ 65,713,261
Reinvestment of distributions	3,367,729	2,594,670	60,925,223	50,391,644
Shares redeemed	(5,752,274)	(6,085,831)	(116,971,540)	(118,808,570)
Net increase (decrease)	740,050	(69,293)	$ 6,921,521	$ (2,703,665)
Class B
Shares sold	22,395	52,062	$ 418,800	$ 993,754
Reinvestment of distributions	215,538	216,922	3,696,342	4,022,154
Shares redeemed	(716,133)	(1,104,943)	(13,868,466)	(20,537,133)
Net increase (decrease)	(478,200)	(835,959)	$ (9,753,324)	$ (15,521,225)
Class C
Shares sold	1,542,701	1,973,338	$ 29,578,132	$ 37,377,384
Reinvestment of distributions	2,310,616	1,679,447	39,449,522	31,189,689
Shares redeemed	(3,277,603)	(2,368,494)	(63,561,286)	(44,439,000)
Net increase (decrease)	575,714	1,284,291	$ 5,466,368	$ 24,128,073

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2014	2013 A	2014	2013 A
Institutional Class
Shares sold	14,246,143	15,290,294	$ 300,374,725	$ 308,652,024
Reinvestment of distributions	9,390,856	7,025,405	176,640,401	140,724,124
Shares redeemed	(17,598,999)	(14,242,562)	(372,200,164)	(291,398,892)
Net increase (decrease)	6,038,000	8,073,137	$ 104,814,962	$ 157,977,256
Class Z
Shares sold	632,250	526,962	$ 13,642,909	$ 12,000,131
Reinvestment of distributions	163,698	63,857	3,063,141	1,284,165
Shares redeemed	(159,161)	(14,327)	(3,378,816)	(319,677)
Net increase (decrease)	636,787	576,492	$ 13,327,234	$ 12,964,619

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2014, $439,656,996, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class T, Class B, and Class C designates 1% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class T, Class B and Class C designates 2% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Fidelity Advisor Mid Cap II Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and Class Z ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMP-UANN-0215
1.801439.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Institutional Class

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.11%	13.46%	9.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Institutional Class on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near an all-time high for the 12 months ending December 31, 2014, supported by low interest rates and strong corporate profits. The large-cap S&P 500® Index returned 13.69%, achieving a double-digit gain for the third consecutive year. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 14.75%, while the small-cap Russell 2000® Index returned a relatively lackluster 4.89% amid growth and valuation worries. Utilities (+29%) ended the year as the top-performing sector in the S&P 500®, lifted by fourth-quarter demand for U.S.-focused, dividend-paying stocks. Health care (+25%), a much larger index component, also gained strongly, as did information technology (+20%) and consumer staples (+16%). Conversely, energy (-8%) was by far the biggest laggard, reflecting a sharp drop in crude prices beginning in June, attributed to weaker demand and a U.S. supply boom driven by shale drilling. Volatility was tame for much of the period, although it spiked to a three-year high in October amid growth concerns, Ebola fears, and unrest in Syria, Iraq and Ukraine. Yet stocks still gained for the fourth quarter, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate.

Comments from Thomas Allen, Portfolio Manager of Fidelity Advisor® Mid Cap II Fund: For the year, the fund's Institutional Class shares returned 6.11%, trailing the 9.77% gain of the S&P MidCap 400® Index. Versus the index, underweighting defensive, yield-sensitive segments of the market such as real estate investment trusts (REITs) and utilities detracted, as did stock selection in financials, materials and consumer discretionary. Two of the biggest relative detractors were energy stocks Halliburton and Whiting Petroleum. Halliburton, which I bought in June, and Whiting, which I sold, lost ground as oil prices continued their unrelenting sell-off. Performance also suffered due to a stake in Constellium, a Dutch aluminum producer, as well as my decision to sell strong-performing chipmaker Skyworks Solutions. Conversely, stock picking in information technology was a noteworthy positive, led by video game maker Electronic Arts, the fund's largest relative contributor. Netherlands-based NXP Semiconductors also bolstered performance, as did two air carriers: Spirit Airlines and Southwest Airlines. None of the stocks I've mentioned in this report were part of the index, except for Skyworks Solutions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	1.06%
Actual		$ 1,000.00	$ 1,009.30	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.30%
Actual		$ 1,000.00	$ 1,008.00	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class B	1.89%
Actual		$ 1,000.00	$ 1,004.90	$ 9.55
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 1,005.40	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,010.00	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class Z	.64%
Actual		$ 1,000.00	$ 1,010.90	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Spirit Airlines, Inc.	1.3	1.0
Global Payments, Inc.	1.2	0.8
Cardinal Health, Inc.	1.2	0.5
Textron, Inc.	1.2	0.8
NXP Semiconductors NV	1.1	1.1
FedEx Corp.	1.1	0.7
Fidelity National Information Services, Inc.	1.0	0.9
Steris Corp.	1.0	0.4
CBRE Group, Inc.	1.0	0.8
Wyndham Worldwide Corp.	1.0	0.6
	11.1
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.0	25.7
Industrials	17.2	19.8
Consumer Discretionary	16.6	14.4
Financials	15.5	10.0
Health Care	13.3	10.9
Asset Allocation (% of fund's net assets)
As of December 31, 2014*		As of June 30, 2014**
	Stocks 99.9%		Stocks 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	11.7%	** Foreign investments	12.7%

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.2%
Delphi Automotive PLC	75,396	$ 5,482,797
Gentex Corp.	408,257	14,750,325
Johnson Controls, Inc.	72,100	3,485,314
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	75,690
Tenneco, Inc. (a)	75,508	4,274,508
Visteon Corp. (a)	76,746	8,201,078
		36,269,712
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	194,185	11,396,718
DineEquity, Inc.	147,900	15,328,356
Jubilant Foodworks Ltd. (a)	26,477	575,807
Las Vegas Sands Corp.	144,279	8,391,267
Texas Roadhouse, Inc. Class A	401,400	13,551,264
The Cheesecake Factory, Inc.	40,300	2,027,493
Wyndham Worldwide Corp.	350,578	30,065,569
		81,336,474
Household Durables - 3.3%
Harman International Industries, Inc.	46,601	4,972,793
Jarden Corp. (a)	490,900	23,504,292
Lennar Corp. Class A	507,900	22,758,999
NVR, Inc. (a)	17,070	21,769,883
PulteGroup, Inc.	838,900	18,002,794
Whirlpool Corp.	53,695	10,402,869
		101,411,630
Leisure Products - 1.1%
Brunswick Corp.	169,300	8,678,318
Polaris Industries, Inc.	162,708	24,607,958
		33,286,276
Media - 0.9%
Interpublic Group of Companies, Inc.	738,494	15,338,520
Naspers Ltd. Class N	21,200	2,776,732
Time Warner Cable, Inc.	57,700	8,773,862
		26,889,114
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	384,700	27,075,186
Specialty Retail - 2.7%
AutoZone, Inc. (a)	12,700	7,862,697
Dick's Sporting Goods, Inc.	177,700	8,822,805
Foot Locker, Inc.	267,433	15,024,386
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GNC Holdings, Inc.	173,200	$ 8,133,472
L Brands, Inc.	43,900	3,799,545
Signet Jewelers Ltd.	125,022	16,449,145
TJX Companies, Inc.	197,200	13,523,976
Urban Outfitters, Inc. (a)	141,000	4,953,330
Williams-Sonoma, Inc.	53,700	4,064,016
		82,633,372
Textiles, Apparel & Luxury Goods - 3.8%
Deckers Outdoor Corp. (a)	209,400	19,063,776
G-III Apparel Group Ltd. (a)	295,615	29,860,071
Hanesbrands, Inc.	255,100	28,474,262
Page Industries Ltd.	7,027	1,306,770
PVH Corp.	106,700	13,675,739
Ralph Lauren Corp.	87,400	16,182,984
VF Corp.	72,424	5,424,558
		113,988,160
TOTAL CONSUMER DISCRETIONARY		502,889,924
CONSUMER STAPLES - 3.4%
Beverages - 0.7%
C&C Group PLC	486,661	2,131,761
Dr. Pepper Snapple Group, Inc.	267,403	19,167,447
		21,299,208
Food & Staples Retailing - 1.4%
CVS Health Corp.	232,190	22,362,219
Kroger Co.	283,600	18,209,956
		40,572,175
Food Products - 1.3%
Archer Daniels Midland Co.	181,267	9,425,884
Britannia Industries Ltd. (a)	5,440	158,154
Bunge Ltd.	209,330	19,030,190
Ingredion, Inc.	43,249	3,669,245
Keurig Green Mountain, Inc.	60,499	8,009,765
		40,293,238
TOTAL CONSUMER STAPLES		102,164,621
Common Stocks - continued
	Shares	Value
ENERGY - 3.5%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	91,800	$ 5,147,226
Dril-Quip, Inc. (a)	158,000	12,123,340
Halliburton Co.	269,900	10,615,167
Oceaneering International, Inc.	200,500	11,791,405
		39,677,138
Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.	123,368	7,731,473
Chesapeake Energy Corp.	285,000	5,577,450
Cimarex Energy Co.	112,447	11,919,382
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	0
Energen Corp.	18,661	1,189,825
EOG Resources, Inc.	41,100	3,784,077
GasLog Ltd.	106,100	2,159,135
Newfield Exploration Co. (a)	233,900	6,343,368
Phillips 66 Co.	80,260	5,754,642
Suncor Energy, Inc.	596,800	18,955,002
Teekay Tankers Ltd.	28,900	146,234
Western Refining, Inc.	50,200	1,896,556
		65,457,144
TOTAL ENERGY		105,134,282
FINANCIALS - 15.4%
Banks - 3.1%
Boston Private Financial Holdings, Inc.	595,167	8,016,899
CIT Group, Inc.	15,900	760,497
Comerica, Inc.	143,540	6,723,414
Commerce Bancshares, Inc.	226,905	9,868,098
First Citizen Bancshares, Inc.	15,200	3,842,408
First Commonwealth Financial Corp.	535,800	4,940,076
First Republic Bank	14,500	755,740
Huntington Bancshares, Inc.	1,549,957	16,305,548
Investors Bancorp, Inc.	714,500	8,020,263
Lakeland Financial Corp.	175,286	7,619,682
M&T Bank Corp. (d)	29,400	3,693,228
PacWest Bancorp	42,455	1,930,004
Prosperity Bancshares, Inc.	13,800	763,968
Regions Financial Corp.	69,200	730,752
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	302,115	$ 12,658,619
UMB Financial Corp.	124,700	7,094,183
		93,723,379
Capital Markets - 3.1%
Ameriprise Financial, Inc.	187,987	24,861,281
E*TRADE Financial Corp. (a)	61,000	1,479,555
Invesco Ltd.	423,400	16,732,768
Lazard Ltd. Class A	319,668	15,992,990
Raymond James Financial, Inc.	239,224	13,705,143
The Blackstone Group LP	450,619	15,244,441
Virtus Investment Partners, Inc.	40,200	6,853,698
		94,869,876
Consumer Finance - 1.4%
American Express Co.	90,015	8,374,996
Capital One Financial Corp.	89,100	7,355,205
SLM Corp.	2,201,600	22,434,304
Springleaf Holdings, Inc. (a)	103,600	3,747,212
		41,911,717
Diversified Financial Services - 1.0%
CRISIL Ltd.	29,849	900,644
McGraw Hill Financial, Inc.	273,571	24,342,348
Moody's Corp.	56,800	5,442,008
		30,685,000
Insurance - 3.9%
AFLAC, Inc.	246,200	15,040,358
Bajaj Finserv Ltd. (a)	20,242	418,442
Fidelity & Guaranty Life	94,322	2,289,195
First American Financial Corp.	380,600	12,902,340
Hilltop Holdings, Inc. (a)	26,096	520,615
Hiscox Ltd.	675,700	7,587,917
Marsh & McLennan Companies, Inc.	427,415	24,465,235
Primerica, Inc.	186,758	10,133,489
Principal Financial Group, Inc.	372,100	19,326,874
Reinsurance Group of America, Inc.	219,091	19,196,753
The Chubb Corp.	61,300	6,342,711
		118,223,929
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	115,861	2,247,703
American Realty Capital Properties, Inc.	220,500	1,995,525
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	37,600	$ 2,492,880
Mid-America Apartment Communities, Inc.	40,996	3,061,581
SL Green Realty Corp.	2,800	333,256
		10,130,945
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	879,691	30,129,417
Howard Hughes Corp. (a)	31,300	4,082,146
Jones Lang LaSalle, Inc.	191,831	28,761,222
		62,972,785
Thrifts & Mortgage Finance - 0.5%
Beneficial Mutual Bancorp, Inc. (a)	160,500	1,969,335
Housing Development Finance Corp. Ltd.	119,860	2,152,356
Ladder Capital Corp. Class A	483,342	9,478,337
		13,600,028
TOTAL FINANCIALS		466,117,659
HEALTH CARE - 13.3%
Biotechnology - 0.2%
United Therapeutics Corp. (a)	40,800	5,283,192
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	1,605,410	21,271,683
DENTSPLY International, Inc.	300,400	16,002,308
Hologic, Inc. (a)	723,400	19,343,716
Steris Corp.	470,000	30,479,500
Zimmer Holdings, Inc.	163,200	18,510,144
		105,607,351
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	438,255	35,380,326
Catamaran Corp. (a)	115,700	5,987,161
Community Health Systems, Inc. (a)	202,200	10,902,624
DaVita HealthCare Partners, Inc. (a)	282,400	21,388,976
HCA Holdings, Inc. (a)	287,655	21,111,000
McKesson Corp.	142,106	29,498,363
Molina Healthcare, Inc. (a)	47,600	2,548,028
Omnicare, Inc.	355,916	25,956,954
		152,773,432
Health Care Technology - 0.6%
MedAssets, Inc. (a)	859,528	16,984,273
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	240,895	$ 9,862,241
Bruker Corp. (a)	194,500	3,816,090
Thermo Fisher Scientific, Inc.	200,430	25,111,875
		38,790,206
Pharmaceuticals - 2.7%
Actavis PLC (a)	83,394	21,466,450
Cadila Healthcare Ltd. (a)	1	13
Jazz Pharmaceuticals PLC (a)	130,666	21,393,944
Mallinckrodt PLC (a)	163,921	16,233,097
Salix Pharmaceuticals Ltd. (a)	16,085	1,848,810
Teva Pharmaceutical Industries Ltd. sponsored ADR	377,982	21,737,745
		82,680,059
TOTAL HEALTH CARE		402,118,513
INDUSTRIALS - 17.2%
Aerospace & Defense - 2.6%
Curtiss-Wright Corp.	327,478	23,116,672
Esterline Technologies Corp. (a)	86,944	9,536,018
Huntington Ingalls Industries, Inc.	79,000	8,884,340
Textron, Inc.	835,663	35,189,769
		76,726,799
Air Freight & Logistics - 1.1%
FedEx Corp.	190,746	33,124,950
Airlines - 1.8%
Allegiant Travel Co.	12,800	1,924,224
Southwest Airlines Co.	316,762	13,405,368
Spirit Airlines, Inc. (a)	518,345	39,176,508
		54,506,100
Building Products - 0.3%
A.O. Smith Corp.	70,700	3,988,187
Apogee Enterprises, Inc.	49,122	2,081,299
Lennox International, Inc.	41,989	3,991,894
		10,061,380
Commercial Services & Supplies - 0.7%
G&K Services, Inc. Class A	66,800	4,732,780
Herman Miller, Inc.	100,000	2,943,000
HNI Corp.	71,280	3,639,557
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	115,992	$ 4,019,123
Republic Services, Inc.	141,552	5,697,468
		21,031,928
Construction & Engineering - 1.4%
EMCOR Group, Inc.	375,021	16,684,684
Granite Construction, Inc.	16,420	624,288
Jacobs Engineering Group, Inc. (a)	328,076	14,661,716
Quanta Services, Inc. (a)	369,251	10,483,036
		42,453,724
Electrical Equipment - 0.6%
AMETEK, Inc.	62,700	3,299,901
Generac Holdings, Inc. (a)(d)	337,900	15,800,204
		19,100,105
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	89,856	14,048,986
Machinery - 4.9%
AGCO Corp.	249,200	11,263,840
Caterpillar, Inc.	143,563	13,140,321
Cummins, Inc.	112,757	16,256,177
Deere & Co.	84,300	7,458,021
IDEX Corp.	5,954	463,459
Illinois Tool Works, Inc.	171,393	16,230,917
Ingersoll-Rand PLC	145,172	9,202,453
ITT Corp.	107,415	4,346,011
Manitowoc Co., Inc.	297,643	6,577,910
Mueller Industries, Inc.	219,740	7,501,924
Rexnord Corp. (a)	89,595	2,527,475
Snap-On, Inc.	196,500	26,869,410
Stanley Black & Decker, Inc.	20,000	1,921,600
Valmont Industries, Inc.	53,123	6,746,621
WABCO Holdings, Inc. (a)	28,200	2,954,796
Wabtec Corp.	39,440	3,426,942
Woodward, Inc.	246,941	12,156,905
		149,044,782
Professional Services - 0.8%
Corporate Executive Board Co.	64,600	4,685,438
Dun & Bradstreet Corp.	158,484	19,170,225
		23,855,663
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.1%
ArcBest Corp.	173,500	$ 8,045,195
Con-way, Inc.	528,062	25,970,089
CSX Corp.	224,600	8,137,258
J.B. Hunt Transport Services, Inc.	13,500	1,137,375
Norfolk Southern Corp.	22,400	2,455,264
Saia, Inc. (a)	296,024	16,387,889
Swift Transporation Co. (a)	78,100	2,236,003
		64,369,073
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	169,788	5,825,426
GATX Corp.	58,436	3,362,407
Misumi Group, Inc.	69,100	2,278,586
MRC Global, Inc. (a)	49,600	751,440
		12,217,859
TOTAL INDUSTRIALS		520,541,349
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 1.8%
Aruba Networks, Inc. (a)	153,400	2,788,812
Brocade Communications Systems, Inc.	293,845	3,479,125
CommScope Holding Co., Inc. (a)	567,391	12,953,537
F5 Networks, Inc. (a)	198,055	25,839,246
Juniper Networks, Inc.	119,205	2,660,656
Nokia Corp. sponsored ADR	772,300	6,070,278
		53,791,654
Electronic Equipment & Components - 3.3%
Arrow Electronics, Inc. (a)	233,723	13,530,224
Avnet, Inc.	295,037	12,692,492
CDW Corp.	672,051	23,636,034
Ingram Micro, Inc. Class A (a)	98,900	2,733,596
Jabil Circuit, Inc.	101,500	2,215,745
Keysight Technologies, Inc. (a)	124,047	4,189,067
Methode Electronics, Inc. Class A	255,000	9,310,050
TE Connectivity Ltd.	294,330	18,616,373
Trimble Navigation Ltd. (a)	516,000	13,694,640
		100,618,221
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Google, Inc. Class C (a)	21,914	$ 11,535,530
Tencent Holdings Ltd.	185,600	2,685,434
		14,220,964
IT Services - 8.3%
Alliance Data Systems Corp. (a)	83,405	23,858,000
Blackhawk Network Holdings, Inc. (a)	87,650	3,303,529
Broadridge Financial Solutions, Inc.	114,254	5,276,250
Computer Sciences Corp.	13,185	831,314
Euronet Worldwide, Inc. (a)	428,791	23,540,626
EVERTEC, Inc.	342,056	7,569,699
Fidelity National Information Services, Inc.	510,643	31,761,995
Fiserv, Inc. (a)	354,394	25,151,342
FleetCor Technologies, Inc. (a)	131,664	19,579,753
Genpact Ltd. (a)	978,343	18,520,033
Global Payments, Inc.	442,171	35,696,465
Maximus, Inc.	145,300	7,968,252
Total System Services, Inc.	767,947	26,079,480
Visa, Inc. Class A	34,000	8,914,800
Xerox Corp.	1,048,615	14,533,804
		252,585,342
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	265,700	9,814,958
Atmel Corp. (a)	2,064,800	17,333,996
Broadcom Corp. Class A	435,700	18,878,881
Cypress Semiconductor Corp. (d)	339,700	4,850,916
Fairchild Semiconductor International, Inc. (a)	33,211	560,602
Freescale Semiconductor, Inc. (a)(d)	1,120,312	28,265,472
Intersil Corp. Class A	247,984	3,588,328
Microchip Technology, Inc. (d)	82,952	3,741,965
NVIDIA Corp.	719,843	14,432,852
NXP Semiconductors NV (a)	446,228	34,091,819
PMC-Sierra, Inc. (a)	2,386,017	21,855,916
RF Micro Devices, Inc. (a)	1,109,000	18,398,310
Semtech Corp. (a)	288,205	7,945,812
Xilinx, Inc.	85,600	3,705,624
		187,465,451
Software - 3.8%
Activision Blizzard, Inc.	470,840	9,487,426
Cadence Design Systems, Inc. (a)	1,126,800	21,375,396
Electronic Arts, Inc. (a)	558,110	26,239,542
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	70,006	$ 6,453,853
Parametric Technology Corp. (a)	315,473	11,562,085
Rovi Corp. (a)	153,090	3,458,303
Synopsys, Inc. (a)	345,100	15,001,497
TiVo, Inc. (a)	463,600	5,489,024
Verint Systems, Inc. (a)	256,409	14,943,517
		114,010,643
Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	511,067	15,199,133
Super Micro Computer, Inc. (a)	537,956	18,763,905
		33,963,038
TOTAL INFORMATION TECHNOLOGY		756,655,313
MATERIALS - 4.4%
Chemicals - 3.1%
Albemarle Corp. U.S. (d)	182,742	10,988,276
Ashland, Inc.	34,157	4,090,642
Cabot Corp.	88,523	3,882,619
Cytec Industries, Inc.	471,906	21,787,900
Eastman Chemical Co.	185,600	14,079,616
Ferro Corp. (a)	562,004	7,283,572
Methanex Corp.	86,900	3,991,955
PolyOne Corp.	320,557	12,152,316
Potash Corp. of Saskatchewan, Inc.	206,600	7,303,376
Praxair, Inc.	70,500	9,133,980
		94,694,252
Containers & Packaging - 0.1%
Aptargroup, Inc.	64,700	4,324,548
Metals & Mining - 0.8%
B2Gold Corp. (a)	2,359,500	3,858,711
Carpenter Technology Corp.	124,400	6,126,700
Constellium NV (a)	477,767	7,849,712
New Gold, Inc. (a)	862,800	3,698,351
TimkenSteel Corp.	40,400	1,496,012
		23,029,486
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	282,793	$ 10,505,760
TOTAL MATERIALS		132,554,046
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	115,292	5,393,360
UTILITIES - 0.8%
Electric Utilities - 0.6%
Exelon Corp.	331,600	12,295,728
OGE Energy Corp.	100,017	3,548,603
		15,844,331
Independent Power Producers & Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	112,808	3,423,723
Multi-Utilities - 0.1%
CMS Energy Corp.	53,227	1,849,638
NiSource, Inc.	43,554	1,847,561
		3,697,199
TOTAL UTILITIES		22,965,253
TOTAL COMMON STOCKS (Cost $2,507,020,967)		3,016,534,320
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	3,717,733
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	3,355,920	$ 3,355,920
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	28,851,830	28,851,830
TOTAL MONEY MARKET FUNDS (Cost $32,207,750)		32,207,750
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,542,111,664)		3,052,459,803
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(28,889,266)
NET ASSETS - 100%		$ 3,023,570,537
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,631
Fidelity Securities Lending Cash Central Fund	185,434
Total	$ 205,065
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 502,889,924	$ 500,931,657	$ 1,958,267	$ -
Consumer Staples	102,164,621	102,006,467	158,154	-
Energy	105,134,282	105,134,282	-	-
Financials	469,835,392	466,363,950	3,471,442	-
Health Care	402,118,513	402,118,500	13	-
Industrials	520,541,349	518,262,763	2,278,586	-
Information Technology	756,655,313	753,969,879	2,685,434	-
Materials	132,554,046	132,554,046	-	-
Telecommunication Services	5,393,360	5,393,360	-	-
Utilities	22,965,253	22,965,253	-	-
Money Market Funds	32,207,750	32,207,750	-	-
Total Investments in Securities:	$ 3,052,459,803	$ 3,041,907,907	$ 10,551,896	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.3%
Bermuda	4.2%
Ireland	2.3%
Canada	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value (including securities loaned of $27,808,748) - See accompanying schedule: Unaffiliated issuers (cost $2,509,903,914)	$ 3,020,252,053
Fidelity Central Funds (cost $32,207,750)	32,207,750
Total Investments (cost $2,542,111,664)		$ 3,052,459,803
Cash		225,525
Receivable for investments sold		10,594,386
Receivable for fund shares sold		2,461,136
Dividends receivable		1,846,458
Distributions receivable from Fidelity Central Funds		8,977
Prepaid expenses		6,289
Other receivables		54,682
Total assets		3,067,657,256

Liabilities
Payable for investments purchased	$ 8,843,158
Payable for fund shares redeemed	3,749,300
Accrued management fee	1,374,721
Distribution and service plan fees payable	622,631
Other affiliated payables	576,962
Other payables and accrued expenses	68,117
Collateral on securities loaned, at value	28,851,830
Total liabilities		44,086,719

Net Assets		$ 3,023,570,537
Net Assets consist of:
Paid in capital		$ 2,534,643,481
Accumulated net investment loss		(38,431)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,380,990)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		510,346,477
Net Assets		$ 3,023,570,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($944,824,113 ÷ 50,177,399 shares)	$ 18.83

Maximum offering price per share (100/94.25 of $18.83)	$ 19.98
Class T: Net Asset Value and redemption price per share ($429,511,708 ÷ 23,217,972 shares)	$ 18.50

Maximum offering price per share (100/96.50 of $18.50)	$ 19.17
Class B: Net Asset Value and offering price per share ($23,440,188 ÷ 1,344,006 shares)A	$ 17.44

Class C: Net Asset Value and offering price per share ($277,963,195 ÷ 15,948,459 shares)A	$ 17.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,324,446,965 ÷ 68,726,010 shares)	$ 19.27

Class Z: Net Asset Value, offering price and redemption price per share ($23,384,368 ÷ 1,213,279 shares)	$ 19.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2014

Investment Income
Dividends		$ 29,787,115
Income from Fidelity Central Funds		205,065
Total income		29,992,180

Expenses
Management fee	$ 16,967,354
Transfer agent fees	7,303,332
Distribution and service plan fees	7,897,836
Accounting and security lending fees	914,986
Custodian fees and expenses	170,573
Independent trustees' compensation	12,718
Registration fees	157,781
Audit	80,872
Legal	8,620
Interest	5,052
Miscellaneous	23,374
Total expenses before reductions	33,542,498
Expense reductions	(262,421)	33,280,077
Net investment income (loss)		(3,287,897)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	445,819,792
Foreign currency transactions	(41,351)
Total net realized gain (loss)		445,778,441
Change in net unrealized appreciation (depreciation) on: Investment securities	(267,124,567)
Assets and liabilities in foreign currencies	(1,829)
Total change in net unrealized appreciation (depreciation)		(267,126,396)
Net gain (loss)		178,652,045
Net increase (decrease) in net assets resulting from operations		$ 175,364,148

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,287,897)	$ 1,120,352
Net realized gain (loss)	445,778,441	438,652,251
Change in net unrealized appreciation (depreciation)	(267,126,396)	436,419,675
Net increase (decrease) in net assets resulting from operations	175,364,148	876,192,278
Distributions to shareholders from net investment income	-	(1,289,944)
Distributions to shareholders from net realized gain	(436,123,277)	(369,932,739)
Total distributions	(436,123,277)	(371,222,683)
Share transactions - net increase (decrease)	68,144,327	148,580,983
Total increase (decrease) in net assets	(192,614,802)	653,550,578

Net Assets
Beginning of period	3,216,185,339	2,562,634,761
End of period (including accumulated net investment loss of $38,431 and accumulated net investment loss of $38,431, respectively)	$ 3,023,570,537	$ 3,216,185,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Income from Investment Operations
Net investment income (loss) C	(.02)	.01	.07	(.05)	(.02)
Net realized and unrealized gain (loss)	1.13	5.99	2.22	(1.83)	3.78
Total from investment operations	1.11	6.00	2.29	(1.88)	3.76
Distributions from net realized gain	(3.06)	(2.65)	(.88)	-	(.03)
Net asset value, end of period	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90
Total ReturnA, B	5.93%	35.43%	14.41%	(10.50)%	26.56%
Ratios to Average Net Assets D, F
Expenses before reductions	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of fee waivers, if any	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of all reductions	1.06%	1.09%	1.13%	1.15%	1.15%
Net investment income (loss)	(.09)%	.06%	.38%	(.27)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 944,824	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Income from Investment Operations
Net investment income (loss) C	(.07)	(.03)	.03	(.08)	(.05)
Net realized and unrealized gain (loss)	1.11	5.92	2.20	(1.83)	3.76
Total from investment operations	1.04	5.89	2.23	(1.91)	3.71
Distributions from net realized gain	(3.06)	(2.60)	(.88)	-	(.03)
Net asset value, end of period	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79
Total ReturnA, B	5.66%	35.23%	14.16%	(10.74)%	26.31%
Ratios to Average Net Assets D, F
Expenses before reductions	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.29%	1.31%	1.33%	1.34%	1.37%
Net investment income (loss)	(.32)%	(.16)%	.18%	(.46)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 429,512	$ 461,205	$ 388,598	$ 420,604	$ 523,899
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Income from Investment Operations
Net investment income (loss) C	(.18)	(.14)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	1.05	5.67	2.12	(1.77)	3.66
Total from investment operations	.87	5.53	2.06	(1.94)	3.53
Distributions from net realized gain	(3.06)	(2.45)	(.88)	-	(.03)
Net asset value, end of period	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31
Total ReturnA, B	5.04%	34.42%	13.52%	(11.21)%	25.58%
Ratios to Average Net Assets D, F
Expenses before reductions	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of fee waivers, if any	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of all reductions	1.89%	1.89%	1.88%	1.90%	1.91%
Net investment income (loss)	(.92)%	(.74)%	(.38)%	(1.02)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,440	$ 35,770	$ 43,996	$ 57,534	$ 83,330
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Income from Investment Operations
Net investment income (loss) C	(.16)	(.13)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	1.04	5.67	2.13	(1.76)	3.67
Total from investment operations	.88	5.54	2.07	(1.93)	3.54
Distributions from net realized gain	(3.06)	(2.51)	(.88)	-	(.03)
Net asset value, end of period	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32
Total ReturnA, B	5.09%	34.47%	13.57%	(11.14)%	25.65%
Ratios to Average Net Assets D, F
Expenses before reductions	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of fee waivers, if any	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of all reductions	1.82%	1.84%	1.86%	1.86%	1.88%
Net investment income (loss)	(.85)%	(.69)%	(.35)%	(.98)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,963	$ 301,398	$ 233,542	$ 258,215	$ 299,688
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Income from Investment Operations
Net investment income (loss) B	.03	.06	.11	- F	.02
Net realized and unrealized gain (loss)	1.14	6.09	2.26	(1.87)	3.82
Total from investment operations	1.17	6.15	2.37	(1.87)	3.84
Distributions from net investment income	-	(.02)	(.04)	-	-
Distributions from net realized gain	(3.06)	(2.67)	(.88)	-	(.03)
Total distributions	(3.06)	(2.69)	(.92)	-	(.03)
Net asset value, end of period	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12
Total ReturnA	6.11%	35.81%	14.67%	(10.32)%	26.86%
Ratios to Average Net Assets C, E
Expenses before reductions	.85%	.89%	.90%	.90%	.90%
Expenses net of fee waivers, if any	.85%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.85%	.88%	.88%	.89%	.90%
Net investment income (loss)	.13%	.28%	.63%	(.02)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,324,447	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940
Portfolio turnover rateD	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Years ended December 31,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.07	.04
Net realized and unrealized gain (loss)	1.15	2.26
Total from investment operations	1.22	2.30
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(3.06)	(2.44)
Total distributions	(3.06)	(2.52)
Net asset value, end of period	$ 19.27	$ 21.11
Total ReturnB, C	6.36%	11.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%	.65%A
Expenses net of fee waivers, if any	.64%	.65%A
Expenses net of all reductions	.63%	.64%A
Net investment income (loss)	.34%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,384	$ 12,172
Portfolio turnover rateF	144%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 567,424,053
Gross unrealized depreciation	(66,562,381)
Net unrealized appreciation (depreciation) on securities	$ 500,861,672

Tax Cost	$ 2,551,598,131

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ 500,860,010

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (3,404,268)

The Fund acquired $3,404,268 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The Fund intends to elect to defer to its next fiscal year $8,490,256 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Ordinary Income	$ 10,986,536	$ 43,111,988
Long-term Capital Gains	425,136,741	328,110,695
Total	$ 436,123,277	$ 371,222,683

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,416,398,616 and $4,771,572,731, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,491,751	$ 19,178
Class T	.25%	.25%	2,207,200	174
Class B	.75%	.25%	291,311	218,762
Class C	.75%	.25%	2,907,574	215,431
			$ 7,897,836	$ 453,545

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 164,814
Class T	25,778
Class B*	15,608
Class C*	10,913
$ 217,113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 2,219,141.22
Class T	911,415.21
Class B	87,431.30
Class C	677,746.23
Institutional Class	3,399,659.26
Class Z	7,940.05
	$ 7,303,332

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,047 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,440,927.33%		$ 5,052

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,044 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of

Annual Report

7. Security Lending - continued

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $185,434, including $15,416 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $262,408 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013 A
From net investment income
Institutional Class	$ -	$ 1,249,112
Class Z	-	40,832
Total	$ -	$ 1,289,944

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended December 31,	2014	2013 A
From net realized gain
Class A	$ 137,322,056	$ 125,442,051
Class T	62,445,073	52,991,988
Class B	3,852,399	4,308,484
Class C	43,029,289	34,687,156
Institutional Class	186,411,319	151,259,727
Class Z	3,063,141	1,243,333
Total	$ 436,123,277	$ 369,932,739

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013 A	2014	2013 A
Class A
Shares sold	5,220,254	7,210,037	$ 107,688,537	$ 143,776,708
Reinvestment of distributions	7,296,468	6,013,583	134,255,373	118,265,815
Shares redeemed	(14,276,131)	(14,639,553)	(294,576,344)	(290,306,598)
Net increase (decrease)	(1,759,409)	(1,415,933)	$ (52,632,434)	$ (28,264,075)
Class T
Shares sold	3,124,595	3,421,868	$ 62,967,838	$ 65,713,261
Reinvestment of distributions	3,367,729	2,594,670	60,925,223	50,391,644
Shares redeemed	(5,752,274)	(6,085,831)	(116,971,540)	(118,808,570)
Net increase (decrease)	740,050	(69,293)	$ 6,921,521	$ (2,703,665)
Class B
Shares sold	22,395	52,062	$ 418,800	$ 993,754
Reinvestment of distributions	215,538	216,922	3,696,342	4,022,154
Shares redeemed	(716,133)	(1,104,943)	(13,868,466)	(20,537,133)
Net increase (decrease)	(478,200)	(835,959)	$ (9,753,324)	$ (15,521,225)
Class C
Shares sold	1,542,701	1,973,338	$ 29,578,132	$ 37,377,384
Reinvestment of distributions	2,310,616	1,679,447	39,449,522	31,189,689
Shares redeemed	(3,277,603)	(2,368,494)	(63,561,286)	(44,439,000)
Net increase (decrease)	575,714	1,284,291	$ 5,466,368	$ 24,128,073

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2014	2013 A	2014	2013 A
Institutional Class
Shares sold	14,246,143	15,290,294	$ 300,374,725	$ 308,652,024
Reinvestment of distributions	9,390,856	7,025,405	176,640,401	140,724,124
Shares redeemed	(17,598,999)	(14,242,562)	(372,200,164)	(291,398,892)
Net increase (decrease)	6,038,000	8,073,137	$ 104,814,962	$ 157,977,256
Class Z
Shares sold	632,250	526,962	$ 13,642,909	$ 12,000,131
Reinvestment of distributions	163,698	63,857	3,063,141	1,284,165
Shares redeemed	(159,161)	(14,327)	(3,378,816)	(319,677)
Net increase (decrease)	636,787	576,492	$ 13,327,234	$ 12,964,619

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2014, $439,656,996, or, if subsequently determined to be different, the net capital gain of such year.

Institutional Class designates 1% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 2% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mid Cap II Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and Class Z ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMPI-UANN-0215
1.801441.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class Z

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class ZA	6.36%	13.52%	9.21%

A The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Institutional Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class Z on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period. See footnote A above for additional information regarding the performance of Class Z.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near an all-time high for the 12 months ending December 31, 2014, supported by low interest rates and strong corporate profits. The large-cap S&P 500® Index returned 13.69%, achieving a double-digit gain for the third consecutive year. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 14.75%, while the small-cap Russell 2000® Index returned a relatively lackluster 4.89% amid growth and valuation worries. Utilities (+29%) ended the year as the top-performing sector in the S&P 500®, lifted by fourth-quarter demand for U.S.-focused, dividend-paying stocks. Health care (+25%), a much larger index component, also gained strongly, as did information technology (+20%) and consumer staples (+16%). Conversely, energy (-8%) was by far the biggest laggard, reflecting a sharp drop in crude prices beginning in June, attributed to weaker demand and a U.S. supply boom driven by shale drilling. Volatility was tame for much of the period, although it spiked to a three-year high in October amid growth concerns, Ebola fears, and unrest in Syria, Iraq and Ukraine. Yet stocks still gained for the fourth quarter, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate.

Comments from Thomas Allen, Portfolio Manager of Fidelity Advisor® Mid Cap II Fund: For the year, the fund's Class Z shares underperformed the 9.77% gain of the S&P MidCap 400® Index. (For specific class-level results, please refer to the performance section of this report.) Versus the index, underweighting defensive, yield-sensitive segments of the market such as real estate investment trusts (REITs) and utilities detracted, as did stock selection in financials, materials and consumer discretionary. Two of the biggest relative detractors were energy stocks Halliburton and Whiting Petroleum. Halliburton, which I bought in June, and Whiting, which I sold, lost ground as oil prices continued their unrelenting sell-off. Performance also suffered due to a stake in Constellium, a Dutch aluminum producer, as well as my decision to sell strong-performing chipmaker Skyworks Solutions. Conversely, stock picking in information technology was a noteworthy positive, led by video game maker Electronic Arts, the fund's largest relative contributor. Netherlands-based NXP Semiconductors also bolstered performance, as did two air carriers: Spirit Airlines and Southwest Airlines. None of the stocks I've mentioned in this report were part of the index, except for Skyworks Solutions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	1.06%
Actual		$ 1,000.00	$ 1,009.30	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.30%
Actual		$ 1,000.00	$ 1,008.00	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class B	1.89%
Actual		$ 1,000.00	$ 1,004.90	$ 9.55
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 1,005.40	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,010.00	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class Z	.64%
Actual		$ 1,000.00	$ 1,010.90	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Spirit Airlines, Inc.	1.3	1.0
Global Payments, Inc.	1.2	0.8
Cardinal Health, Inc.	1.2	0.5
Textron, Inc.	1.2	0.8
NXP Semiconductors NV	1.1	1.1
FedEx Corp.	1.1	0.7
Fidelity National Information Services, Inc.	1.0	0.9
Steris Corp.	1.0	0.4
CBRE Group, Inc.	1.0	0.8
Wyndham Worldwide Corp.	1.0	0.6
	11.1
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.0	25.7
Industrials	17.2	19.8
Consumer Discretionary	16.6	14.4
Financials	15.5	10.0
Health Care	13.3	10.9
Asset Allocation (% of fund's net assets)
As of December 31, 2014*		As of June 30, 2014**
	Stocks 99.9%		Stocks 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	11.7%	** Foreign investments	12.7%

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.2%
Delphi Automotive PLC	75,396	$ 5,482,797
Gentex Corp.	408,257	14,750,325
Johnson Controls, Inc.	72,100	3,485,314
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	75,690
Tenneco, Inc. (a)	75,508	4,274,508
Visteon Corp. (a)	76,746	8,201,078
		36,269,712
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	194,185	11,396,718
DineEquity, Inc.	147,900	15,328,356
Jubilant Foodworks Ltd. (a)	26,477	575,807
Las Vegas Sands Corp.	144,279	8,391,267
Texas Roadhouse, Inc. Class A	401,400	13,551,264
The Cheesecake Factory, Inc.	40,300	2,027,493
Wyndham Worldwide Corp.	350,578	30,065,569
		81,336,474
Household Durables - 3.3%
Harman International Industries, Inc.	46,601	4,972,793
Jarden Corp. (a)	490,900	23,504,292
Lennar Corp. Class A	507,900	22,758,999
NVR, Inc. (a)	17,070	21,769,883
PulteGroup, Inc.	838,900	18,002,794
Whirlpool Corp.	53,695	10,402,869
		101,411,630
Leisure Products - 1.1%
Brunswick Corp.	169,300	8,678,318
Polaris Industries, Inc.	162,708	24,607,958
		33,286,276
Media - 0.9%
Interpublic Group of Companies, Inc.	738,494	15,338,520
Naspers Ltd. Class N	21,200	2,776,732
Time Warner Cable, Inc.	57,700	8,773,862
		26,889,114
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	384,700	27,075,186
Specialty Retail - 2.7%
AutoZone, Inc. (a)	12,700	7,862,697
Dick's Sporting Goods, Inc.	177,700	8,822,805
Foot Locker, Inc.	267,433	15,024,386
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GNC Holdings, Inc.	173,200	$ 8,133,472
L Brands, Inc.	43,900	3,799,545
Signet Jewelers Ltd.	125,022	16,449,145
TJX Companies, Inc.	197,200	13,523,976
Urban Outfitters, Inc. (a)	141,000	4,953,330
Williams-Sonoma, Inc.	53,700	4,064,016
		82,633,372
Textiles, Apparel & Luxury Goods - 3.8%
Deckers Outdoor Corp. (a)	209,400	19,063,776
G-III Apparel Group Ltd. (a)	295,615	29,860,071
Hanesbrands, Inc.	255,100	28,474,262
Page Industries Ltd.	7,027	1,306,770
PVH Corp.	106,700	13,675,739
Ralph Lauren Corp.	87,400	16,182,984
VF Corp.	72,424	5,424,558
		113,988,160
TOTAL CONSUMER DISCRETIONARY		502,889,924
CONSUMER STAPLES - 3.4%
Beverages - 0.7%
C&C Group PLC	486,661	2,131,761
Dr. Pepper Snapple Group, Inc.	267,403	19,167,447
		21,299,208
Food & Staples Retailing - 1.4%
CVS Health Corp.	232,190	22,362,219
Kroger Co.	283,600	18,209,956
		40,572,175
Food Products - 1.3%
Archer Daniels Midland Co.	181,267	9,425,884
Britannia Industries Ltd. (a)	5,440	158,154
Bunge Ltd.	209,330	19,030,190
Ingredion, Inc.	43,249	3,669,245
Keurig Green Mountain, Inc.	60,499	8,009,765
		40,293,238
TOTAL CONSUMER STAPLES		102,164,621
Common Stocks - continued
	Shares	Value
ENERGY - 3.5%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	91,800	$ 5,147,226
Dril-Quip, Inc. (a)	158,000	12,123,340
Halliburton Co.	269,900	10,615,167
Oceaneering International, Inc.	200,500	11,791,405
		39,677,138
Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.	123,368	7,731,473
Chesapeake Energy Corp.	285,000	5,577,450
Cimarex Energy Co.	112,447	11,919,382
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	0
Energen Corp.	18,661	1,189,825
EOG Resources, Inc.	41,100	3,784,077
GasLog Ltd.	106,100	2,159,135
Newfield Exploration Co. (a)	233,900	6,343,368
Phillips 66 Co.	80,260	5,754,642
Suncor Energy, Inc.	596,800	18,955,002
Teekay Tankers Ltd.	28,900	146,234
Western Refining, Inc.	50,200	1,896,556
		65,457,144
TOTAL ENERGY		105,134,282
FINANCIALS - 15.4%
Banks - 3.1%
Boston Private Financial Holdings, Inc.	595,167	8,016,899
CIT Group, Inc.	15,900	760,497
Comerica, Inc.	143,540	6,723,414
Commerce Bancshares, Inc.	226,905	9,868,098
First Citizen Bancshares, Inc.	15,200	3,842,408
First Commonwealth Financial Corp.	535,800	4,940,076
First Republic Bank	14,500	755,740
Huntington Bancshares, Inc.	1,549,957	16,305,548
Investors Bancorp, Inc.	714,500	8,020,263
Lakeland Financial Corp.	175,286	7,619,682
M&T Bank Corp. (d)	29,400	3,693,228
PacWest Bancorp	42,455	1,930,004
Prosperity Bancshares, Inc.	13,800	763,968
Regions Financial Corp.	69,200	730,752
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	302,115	$ 12,658,619
UMB Financial Corp.	124,700	7,094,183
		93,723,379
Capital Markets - 3.1%
Ameriprise Financial, Inc.	187,987	24,861,281
E*TRADE Financial Corp. (a)	61,000	1,479,555
Invesco Ltd.	423,400	16,732,768
Lazard Ltd. Class A	319,668	15,992,990
Raymond James Financial, Inc.	239,224	13,705,143
The Blackstone Group LP	450,619	15,244,441
Virtus Investment Partners, Inc.	40,200	6,853,698
		94,869,876
Consumer Finance - 1.4%
American Express Co.	90,015	8,374,996
Capital One Financial Corp.	89,100	7,355,205
SLM Corp.	2,201,600	22,434,304
Springleaf Holdings, Inc. (a)	103,600	3,747,212
		41,911,717
Diversified Financial Services - 1.0%
CRISIL Ltd.	29,849	900,644
McGraw Hill Financial, Inc.	273,571	24,342,348
Moody's Corp.	56,800	5,442,008
		30,685,000
Insurance - 3.9%
AFLAC, Inc.	246,200	15,040,358
Bajaj Finserv Ltd. (a)	20,242	418,442
Fidelity & Guaranty Life	94,322	2,289,195
First American Financial Corp.	380,600	12,902,340
Hilltop Holdings, Inc. (a)	26,096	520,615
Hiscox Ltd.	675,700	7,587,917
Marsh & McLennan Companies, Inc.	427,415	24,465,235
Primerica, Inc.	186,758	10,133,489
Principal Financial Group, Inc.	372,100	19,326,874
Reinsurance Group of America, Inc.	219,091	19,196,753
The Chubb Corp.	61,300	6,342,711
		118,223,929
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	115,861	2,247,703
American Realty Capital Properties, Inc.	220,500	1,995,525
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	37,600	$ 2,492,880
Mid-America Apartment Communities, Inc.	40,996	3,061,581
SL Green Realty Corp.	2,800	333,256
		10,130,945
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	879,691	30,129,417
Howard Hughes Corp. (a)	31,300	4,082,146
Jones Lang LaSalle, Inc.	191,831	28,761,222
		62,972,785
Thrifts & Mortgage Finance - 0.5%
Beneficial Mutual Bancorp, Inc. (a)	160,500	1,969,335
Housing Development Finance Corp. Ltd.	119,860	2,152,356
Ladder Capital Corp. Class A	483,342	9,478,337
		13,600,028
TOTAL FINANCIALS		466,117,659
HEALTH CARE - 13.3%
Biotechnology - 0.2%
United Therapeutics Corp. (a)	40,800	5,283,192
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	1,605,410	21,271,683
DENTSPLY International, Inc.	300,400	16,002,308
Hologic, Inc. (a)	723,400	19,343,716
Steris Corp.	470,000	30,479,500
Zimmer Holdings, Inc.	163,200	18,510,144
		105,607,351
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	438,255	35,380,326
Catamaran Corp. (a)	115,700	5,987,161
Community Health Systems, Inc. (a)	202,200	10,902,624
DaVita HealthCare Partners, Inc. (a)	282,400	21,388,976
HCA Holdings, Inc. (a)	287,655	21,111,000
McKesson Corp.	142,106	29,498,363
Molina Healthcare, Inc. (a)	47,600	2,548,028
Omnicare, Inc.	355,916	25,956,954
		152,773,432
Health Care Technology - 0.6%
MedAssets, Inc. (a)	859,528	16,984,273
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	240,895	$ 9,862,241
Bruker Corp. (a)	194,500	3,816,090
Thermo Fisher Scientific, Inc.	200,430	25,111,875
		38,790,206
Pharmaceuticals - 2.7%
Actavis PLC (a)	83,394	21,466,450
Cadila Healthcare Ltd. (a)	1	13
Jazz Pharmaceuticals PLC (a)	130,666	21,393,944
Mallinckrodt PLC (a)	163,921	16,233,097
Salix Pharmaceuticals Ltd. (a)	16,085	1,848,810
Teva Pharmaceutical Industries Ltd. sponsored ADR	377,982	21,737,745
		82,680,059
TOTAL HEALTH CARE		402,118,513
INDUSTRIALS - 17.2%
Aerospace & Defense - 2.6%
Curtiss-Wright Corp.	327,478	23,116,672
Esterline Technologies Corp. (a)	86,944	9,536,018
Huntington Ingalls Industries, Inc.	79,000	8,884,340
Textron, Inc.	835,663	35,189,769
		76,726,799
Air Freight & Logistics - 1.1%
FedEx Corp.	190,746	33,124,950
Airlines - 1.8%
Allegiant Travel Co.	12,800	1,924,224
Southwest Airlines Co.	316,762	13,405,368
Spirit Airlines, Inc. (a)	518,345	39,176,508
		54,506,100
Building Products - 0.3%
A.O. Smith Corp.	70,700	3,988,187
Apogee Enterprises, Inc.	49,122	2,081,299
Lennox International, Inc.	41,989	3,991,894
		10,061,380
Commercial Services & Supplies - 0.7%
G&K Services, Inc. Class A	66,800	4,732,780
Herman Miller, Inc.	100,000	2,943,000
HNI Corp.	71,280	3,639,557
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	115,992	$ 4,019,123
Republic Services, Inc.	141,552	5,697,468
		21,031,928
Construction & Engineering - 1.4%
EMCOR Group, Inc.	375,021	16,684,684
Granite Construction, Inc.	16,420	624,288
Jacobs Engineering Group, Inc. (a)	328,076	14,661,716
Quanta Services, Inc. (a)	369,251	10,483,036
		42,453,724
Electrical Equipment - 0.6%
AMETEK, Inc.	62,700	3,299,901
Generac Holdings, Inc. (a)(d)	337,900	15,800,204
		19,100,105
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	89,856	14,048,986
Machinery - 4.9%
AGCO Corp.	249,200	11,263,840
Caterpillar, Inc.	143,563	13,140,321
Cummins, Inc.	112,757	16,256,177
Deere & Co.	84,300	7,458,021
IDEX Corp.	5,954	463,459
Illinois Tool Works, Inc.	171,393	16,230,917
Ingersoll-Rand PLC	145,172	9,202,453
ITT Corp.	107,415	4,346,011
Manitowoc Co., Inc.	297,643	6,577,910
Mueller Industries, Inc.	219,740	7,501,924
Rexnord Corp. (a)	89,595	2,527,475
Snap-On, Inc.	196,500	26,869,410
Stanley Black & Decker, Inc.	20,000	1,921,600
Valmont Industries, Inc.	53,123	6,746,621
WABCO Holdings, Inc. (a)	28,200	2,954,796
Wabtec Corp.	39,440	3,426,942
Woodward, Inc.	246,941	12,156,905
		149,044,782
Professional Services - 0.8%
Corporate Executive Board Co.	64,600	4,685,438
Dun & Bradstreet Corp.	158,484	19,170,225
		23,855,663
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.1%
ArcBest Corp.	173,500	$ 8,045,195
Con-way, Inc.	528,062	25,970,089
CSX Corp.	224,600	8,137,258
J.B. Hunt Transport Services, Inc.	13,500	1,137,375
Norfolk Southern Corp.	22,400	2,455,264
Saia, Inc. (a)	296,024	16,387,889
Swift Transporation Co. (a)	78,100	2,236,003
		64,369,073
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	169,788	5,825,426
GATX Corp.	58,436	3,362,407
Misumi Group, Inc.	69,100	2,278,586
MRC Global, Inc. (a)	49,600	751,440
		12,217,859
TOTAL INDUSTRIALS		520,541,349
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 1.8%
Aruba Networks, Inc. (a)	153,400	2,788,812
Brocade Communications Systems, Inc.	293,845	3,479,125
CommScope Holding Co., Inc. (a)	567,391	12,953,537
F5 Networks, Inc. (a)	198,055	25,839,246
Juniper Networks, Inc.	119,205	2,660,656
Nokia Corp. sponsored ADR	772,300	6,070,278
		53,791,654
Electronic Equipment & Components - 3.3%
Arrow Electronics, Inc. (a)	233,723	13,530,224
Avnet, Inc.	295,037	12,692,492
CDW Corp.	672,051	23,636,034
Ingram Micro, Inc. Class A (a)	98,900	2,733,596
Jabil Circuit, Inc.	101,500	2,215,745
Keysight Technologies, Inc. (a)	124,047	4,189,067
Methode Electronics, Inc. Class A	255,000	9,310,050
TE Connectivity Ltd.	294,330	18,616,373
Trimble Navigation Ltd. (a)	516,000	13,694,640
		100,618,221
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Google, Inc. Class C (a)	21,914	$ 11,535,530
Tencent Holdings Ltd.	185,600	2,685,434
		14,220,964
IT Services - 8.3%
Alliance Data Systems Corp. (a)	83,405	23,858,000
Blackhawk Network Holdings, Inc. (a)	87,650	3,303,529
Broadridge Financial Solutions, Inc.	114,254	5,276,250
Computer Sciences Corp.	13,185	831,314
Euronet Worldwide, Inc. (a)	428,791	23,540,626
EVERTEC, Inc.	342,056	7,569,699
Fidelity National Information Services, Inc.	510,643	31,761,995
Fiserv, Inc. (a)	354,394	25,151,342
FleetCor Technologies, Inc. (a)	131,664	19,579,753
Genpact Ltd. (a)	978,343	18,520,033
Global Payments, Inc.	442,171	35,696,465
Maximus, Inc.	145,300	7,968,252
Total System Services, Inc.	767,947	26,079,480
Visa, Inc. Class A	34,000	8,914,800
Xerox Corp.	1,048,615	14,533,804
		252,585,342
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	265,700	9,814,958
Atmel Corp. (a)	2,064,800	17,333,996
Broadcom Corp. Class A	435,700	18,878,881
Cypress Semiconductor Corp. (d)	339,700	4,850,916
Fairchild Semiconductor International, Inc. (a)	33,211	560,602
Freescale Semiconductor, Inc. (a)(d)	1,120,312	28,265,472
Intersil Corp. Class A	247,984	3,588,328
Microchip Technology, Inc. (d)	82,952	3,741,965
NVIDIA Corp.	719,843	14,432,852
NXP Semiconductors NV (a)	446,228	34,091,819
PMC-Sierra, Inc. (a)	2,386,017	21,855,916
RF Micro Devices, Inc. (a)	1,109,000	18,398,310
Semtech Corp. (a)	288,205	7,945,812
Xilinx, Inc.	85,600	3,705,624
		187,465,451
Software - 3.8%
Activision Blizzard, Inc.	470,840	9,487,426
Cadence Design Systems, Inc. (a)	1,126,800	21,375,396
Electronic Arts, Inc. (a)	558,110	26,239,542
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	70,006	$ 6,453,853
Parametric Technology Corp. (a)	315,473	11,562,085
Rovi Corp. (a)	153,090	3,458,303
Synopsys, Inc. (a)	345,100	15,001,497
TiVo, Inc. (a)	463,600	5,489,024
Verint Systems, Inc. (a)	256,409	14,943,517
		114,010,643
Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	511,067	15,199,133
Super Micro Computer, Inc. (a)	537,956	18,763,905
		33,963,038
TOTAL INFORMATION TECHNOLOGY		756,655,313
MATERIALS - 4.4%
Chemicals - 3.1%
Albemarle Corp. U.S. (d)	182,742	10,988,276
Ashland, Inc.	34,157	4,090,642
Cabot Corp.	88,523	3,882,619
Cytec Industries, Inc.	471,906	21,787,900
Eastman Chemical Co.	185,600	14,079,616
Ferro Corp. (a)	562,004	7,283,572
Methanex Corp.	86,900	3,991,955
PolyOne Corp.	320,557	12,152,316
Potash Corp. of Saskatchewan, Inc.	206,600	7,303,376
Praxair, Inc.	70,500	9,133,980
		94,694,252
Containers & Packaging - 0.1%
Aptargroup, Inc.	64,700	4,324,548
Metals & Mining - 0.8%
B2Gold Corp. (a)	2,359,500	3,858,711
Carpenter Technology Corp.	124,400	6,126,700
Constellium NV (a)	477,767	7,849,712
New Gold, Inc. (a)	862,800	3,698,351
TimkenSteel Corp.	40,400	1,496,012
		23,029,486
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	282,793	$ 10,505,760
TOTAL MATERIALS		132,554,046
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	115,292	5,393,360
UTILITIES - 0.8%
Electric Utilities - 0.6%
Exelon Corp.	331,600	12,295,728
OGE Energy Corp.	100,017	3,548,603
		15,844,331
Independent Power Producers & Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	112,808	3,423,723
Multi-Utilities - 0.1%
CMS Energy Corp.	53,227	1,849,638
NiSource, Inc.	43,554	1,847,561
		3,697,199
TOTAL UTILITIES		22,965,253
TOTAL COMMON STOCKS (Cost $2,507,020,967)		3,016,534,320
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	3,717,733
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	3,355,920	$ 3,355,920
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	28,851,830	28,851,830
TOTAL MONEY MARKET FUNDS (Cost $32,207,750)		32,207,750
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,542,111,664)		3,052,459,803
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(28,889,266)
NET ASSETS - 100%		$ 3,023,570,537
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,631
Fidelity Securities Lending Cash Central Fund	185,434
Total	$ 205,065
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 502,889,924	$ 500,931,657	$ 1,958,267	$ -
Consumer Staples	102,164,621	102,006,467	158,154	-
Energy	105,134,282	105,134,282	-	-
Financials	469,835,392	466,363,950	3,471,442	-
Health Care	402,118,513	402,118,500	13	-
Industrials	520,541,349	518,262,763	2,278,586	-
Information Technology	756,655,313	753,969,879	2,685,434	-
Materials	132,554,046	132,554,046	-	-
Telecommunication Services	5,393,360	5,393,360	-	-
Utilities	22,965,253	22,965,253	-	-
Money Market Funds	32,207,750	32,207,750	-	-
Total Investments in Securities:	$ 3,052,459,803	$ 3,041,907,907	$ 10,551,896	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.3%
Bermuda	4.2%
Ireland	2.3%
Canada	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value (including securities loaned of $27,808,748) - See accompanying schedule: Unaffiliated issuers (cost $2,509,903,914)	$ 3,020,252,053
Fidelity Central Funds (cost $32,207,750)	32,207,750
Total Investments (cost $2,542,111,664)		$ 3,052,459,803
Cash		225,525
Receivable for investments sold		10,594,386
Receivable for fund shares sold		2,461,136
Dividends receivable		1,846,458
Distributions receivable from Fidelity Central Funds		8,977
Prepaid expenses		6,289
Other receivables		54,682
Total assets		3,067,657,256

Liabilities
Payable for investments purchased	$ 8,843,158
Payable for fund shares redeemed	3,749,300
Accrued management fee	1,374,721
Distribution and service plan fees payable	622,631
Other affiliated payables	576,962
Other payables and accrued expenses	68,117
Collateral on securities loaned, at value	28,851,830
Total liabilities		44,086,719

Net Assets		$ 3,023,570,537
Net Assets consist of:
Paid in capital		$ 2,534,643,481
Accumulated net investment loss		(38,431)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,380,990)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		510,346,477
Net Assets		$ 3,023,570,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($944,824,113 ÷ 50,177,399 shares)	$ 18.83

Maximum offering price per share (100/94.25 of $18.83)	$ 19.98
Class T: Net Asset Value and redemption price per share ($429,511,708 ÷ 23,217,972 shares)	$ 18.50

Maximum offering price per share (100/96.50 of $18.50)	$ 19.17
Class B: Net Asset Value and offering price per share ($23,440,188 ÷ 1,344,006 shares)A	$ 17.44

Class C: Net Asset Value and offering price per share ($277,963,195 ÷ 15,948,459 shares)A	$ 17.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,324,446,965 ÷ 68,726,010 shares)	$ 19.27

Class Z: Net Asset Value, offering price and redemption price per share ($23,384,368 ÷ 1,213,279 shares)	$ 19.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2014

Investment Income
Dividends		$ 29,787,115
Income from Fidelity Central Funds		205,065
Total income		29,992,180

Expenses
Management fee	$ 16,967,354
Transfer agent fees	7,303,332
Distribution and service plan fees	7,897,836
Accounting and security lending fees	914,986
Custodian fees and expenses	170,573
Independent trustees' compensation	12,718
Registration fees	157,781
Audit	80,872
Legal	8,620
Interest	5,052
Miscellaneous	23,374
Total expenses before reductions	33,542,498
Expense reductions	(262,421)	33,280,077
Net investment income (loss)		(3,287,897)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	445,819,792
Foreign currency transactions	(41,351)
Total net realized gain (loss)		445,778,441
Change in net unrealized appreciation (depreciation) on: Investment securities	(267,124,567)
Assets and liabilities in foreign currencies	(1,829)
Total change in net unrealized appreciation (depreciation)		(267,126,396)
Net gain (loss)		178,652,045
Net increase (decrease) in net assets resulting from operations		$ 175,364,148

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,287,897)	$ 1,120,352
Net realized gain (loss)	445,778,441	438,652,251
Change in net unrealized appreciation (depreciation)	(267,126,396)	436,419,675
Net increase (decrease) in net assets resulting from operations	175,364,148	876,192,278
Distributions to shareholders from net investment income	-	(1,289,944)
Distributions to shareholders from net realized gain	(436,123,277)	(369,932,739)
Total distributions	(436,123,277)	(371,222,683)
Share transactions - net increase (decrease)	68,144,327	148,580,983
Total increase (decrease) in net assets	(192,614,802)	653,550,578

Net Assets
Beginning of period	3,216,185,339	2,562,634,761
End of period (including accumulated net investment loss of $38,431 and accumulated net investment loss of $38,431, respectively)	$ 3,023,570,537	$ 3,216,185,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Income from Investment Operations
Net investment income (loss) C	(.02)	.01	.07	(.05)	(.02)
Net realized and unrealized gain (loss)	1.13	5.99	2.22	(1.83)	3.78
Total from investment operations	1.11	6.00	2.29	(1.88)	3.76
Distributions from net realized gain	(3.06)	(2.65)	(.88)	-	(.03)
Net asset value, end of period	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90
Total ReturnA, B	5.93%	35.43%	14.41%	(10.50)%	26.56%
Ratios to Average Net Assets D, F
Expenses before reductions	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of fee waivers, if any	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of all reductions	1.06%	1.09%	1.13%	1.15%	1.15%
Net investment income (loss)	(.09)%	.06%	.38%	(.27)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 944,824	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Income from Investment Operations
Net investment income (loss) C	(.07)	(.03)	.03	(.08)	(.05)
Net realized and unrealized gain (loss)	1.11	5.92	2.20	(1.83)	3.76
Total from investment operations	1.04	5.89	2.23	(1.91)	3.71
Distributions from net realized gain	(3.06)	(2.60)	(.88)	-	(.03)
Net asset value, end of period	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79
Total ReturnA, B	5.66%	35.23%	14.16%	(10.74)%	26.31%
Ratios to Average Net Assets D, F
Expenses before reductions	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.29%	1.31%	1.33%	1.34%	1.37%
Net investment income (loss)	(.32)%	(.16)%	.18%	(.46)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 429,512	$ 461,205	$ 388,598	$ 420,604	$ 523,899
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Income from Investment Operations
Net investment income (loss) C	(.18)	(.14)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	1.05	5.67	2.12	(1.77)	3.66
Total from investment operations	.87	5.53	2.06	(1.94)	3.53
Distributions from net realized gain	(3.06)	(2.45)	(.88)	-	(.03)
Net asset value, end of period	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31
Total ReturnA, B	5.04%	34.42%	13.52%	(11.21)%	25.58%
Ratios to Average Net Assets D, F
Expenses before reductions	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of fee waivers, if any	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of all reductions	1.89%	1.89%	1.88%	1.90%	1.91%
Net investment income (loss)	(.92)%	(.74)%	(.38)%	(1.02)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,440	$ 35,770	$ 43,996	$ 57,534	$ 83,330
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Income from Investment Operations
Net investment income (loss) C	(.16)	(.13)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	1.04	5.67	2.13	(1.76)	3.67
Total from investment operations	.88	5.54	2.07	(1.93)	3.54
Distributions from net realized gain	(3.06)	(2.51)	(.88)	-	(.03)
Net asset value, end of period	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32
Total ReturnA, B	5.09%	34.47%	13.57%	(11.14)%	25.65%
Ratios to Average Net Assets D, F
Expenses before reductions	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of fee waivers, if any	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of all reductions	1.82%	1.84%	1.86%	1.86%	1.88%
Net investment income (loss)	(.85)%	(.69)%	(.35)%	(.98)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,963	$ 301,398	$ 233,542	$ 258,215	$ 299,688
Portfolio turnover rateE	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Income from Investment Operations
Net investment income (loss) B	.03	.06	.11	- F	.02
Net realized and unrealized gain (loss)	1.14	6.09	2.26	(1.87)	3.82
Total from investment operations	1.17	6.15	2.37	(1.87)	3.84
Distributions from net investment income	-	(.02)	(.04)	-	-
Distributions from net realized gain	(3.06)	(2.67)	(.88)	-	(.03)
Total distributions	(3.06)	(2.69)	(.92)	-	(.03)
Net asset value, end of period	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12
Total ReturnA	6.11%	35.81%	14.67%	(10.32)%	26.86%
Ratios to Average Net Assets C, E
Expenses before reductions	.85%	.89%	.90%	.90%	.90%
Expenses net of fee waivers, if any	.85%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.85%	.88%	.88%	.89%	.90%
Net investment income (loss)	.13%	.28%	.63%	(.02)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,324,447	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940
Portfolio turnover rateD	144%	134%	186%	80%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Years ended December 31,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.07	.04
Net realized and unrealized gain (loss)	1.15	2.26
Total from investment operations	1.22	2.30
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(3.06)	(2.44)
Total distributions	(3.06)	(2.52)
Net asset value, end of period	$ 19.27	$ 21.11
Total ReturnB, C	6.36%	11.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%	.65%A
Expenses net of fee waivers, if any	.64%	.65%A
Expenses net of all reductions	.63%	.64%A
Net investment income (loss)	.34%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,384	$ 12,172
Portfolio turnover rateF	144%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 567,424,053
Gross unrealized depreciation	(66,562,381)
Net unrealized appreciation (depreciation) on securities	$ 500,861,672

Tax Cost	$ 2,551,598,131

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ 500,860,010

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (3,404,268)

The Fund acquired $3,404,268 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The Fund intends to elect to defer to its next fiscal year $8,490,256 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Ordinary Income	$ 10,986,536	$ 43,111,988
Long-term Capital Gains	425,136,741	328,110,695
Total	$ 436,123,277	$ 371,222,683

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,416,398,616 and $4,771,572,731, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,491,751	$ 19,178
Class T	.25%	.25%	2,207,200	174
Class B	.75%	.25%	291,311	218,762
Class C	.75%	.25%	2,907,574	215,431
			$ 7,897,836	$ 453,545

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 164,814
Class T	25,778
Class B*	15,608
Class C*	10,913
$ 217,113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 2,219,141.22
Class T	911,415.21
Class B	87,431.30
Class C	677,746.23
Institutional Class	3,399,659.26
Class Z	7,940.05
	$ 7,303,332

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,047 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,440,927.33%		$ 5,052

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,044 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of

Annual Report

7. Security Lending - continued

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $185,434, including $15,416 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $262,408 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013 A
From net investment income
Institutional Class	$ -	$ 1,249,112
Class Z	-	40,832
Total	$ -	$ 1,289,944

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended December 31,	2014	2013 A
From net realized gain
Class A	$ 137,322,056	$ 125,442,051
Class T	62,445,073	52,991,988
Class B	3,852,399	4,308,484
Class C	43,029,289	34,687,156
Institutional Class	186,411,319	151,259,727
Class Z	3,063,141	1,243,333
Total	$ 436,123,277	$ 369,932,739

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013 A	2014	2013 A
Class A
Shares sold	5,220,254	7,210,037	$ 107,688,537	$ 143,776,708
Reinvestment of distributions	7,296,468	6,013,583	134,255,373	118,265,815
Shares redeemed	(14,276,131)	(14,639,553)	(294,576,344)	(290,306,598)
Net increase (decrease)	(1,759,409)	(1,415,933)	$ (52,632,434)	$ (28,264,075)
Class T
Shares sold	3,124,595	3,421,868	$ 62,967,838	$ 65,713,261
Reinvestment of distributions	3,367,729	2,594,670	60,925,223	50,391,644
Shares redeemed	(5,752,274)	(6,085,831)	(116,971,540)	(118,808,570)
Net increase (decrease)	740,050	(69,293)	$ 6,921,521	$ (2,703,665)
Class B
Shares sold	22,395	52,062	$ 418,800	$ 993,754
Reinvestment of distributions	215,538	216,922	3,696,342	4,022,154
Shares redeemed	(716,133)	(1,104,943)	(13,868,466)	(20,537,133)
Net increase (decrease)	(478,200)	(835,959)	$ (9,753,324)	$ (15,521,225)
Class C
Shares sold	1,542,701	1,973,338	$ 29,578,132	$ 37,377,384
Reinvestment of distributions	2,310,616	1,679,447	39,449,522	31,189,689
Shares redeemed	(3,277,603)	(2,368,494)	(63,561,286)	(44,439,000)
Net increase (decrease)	575,714	1,284,291	$ 5,466,368	$ 24,128,073

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2014	2013 A	2014	2013 A
Institutional Class
Shares sold	14,246,143	15,290,294	$ 300,374,725	$ 308,652,024
Reinvestment of distributions	9,390,856	7,025,405	176,640,401	140,724,124
Shares redeemed	(17,598,999)	(14,242,562)	(372,200,164)	(291,398,892)
Net increase (decrease)	6,038,000	8,073,137	$ 104,814,962	$ 157,977,256
Class Z
Shares sold	632,250	526,962	$ 13,642,909	$ 12,000,131
Reinvestment of distributions	163,698	63,857	3,063,141	1,284,165
Shares redeemed	(159,161)	(14,327)	(3,378,816)	(319,677)
Net increase (decrease)	636,787	576,492	$ 13,327,234	$ 12,964,619

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2014, $439,656,996, or, if subsequently determined to be different, the net capital gain of such year.

Class Z designates 1% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class Z designates 2% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h) (11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mid Cap II Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and Class Z ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMPZ-UANN-0215
1.9585884.101

Item 2. Code of Ethics

As of the end of the period, December 31, 2014, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Mid Cap II Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$52,000	$-	$5,000	$1,300

December 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$52,000	$-	$4,700	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2014A	December 31, 2013A
Audit-Related Fees	$-	$765,000
Tax Fees	$-	$-
All Other Fees	$650,000	$795,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2014 A	December 31, 2013 A
Deloitte Entities	$1,810,000	$1,685,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 25, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 25, 2015